No. 333-59093
811-08879

As filed with the Securities and Exchange Commission on July 2, 2007

Form N-1A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. [__]

POST-EFFECTIVE AMENDMENT NO. 18

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 19

SUN CAPITAL ADVISERS TRUST
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(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481
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(Address of principal executive offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (781) 237-6030
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Maura A. Murphy, Esq.
(Secretary of the Trust)
Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
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(Name and address of agent for service)

Copies of communications to:
Christopher P. Harvey, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109

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It is proposed that this filing will become effective (check appropriate box):

__  immediately upon filing pursuant to paragraph (b)
__  on May 1, 2007 pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on [date] pursuant to paragraph (a)(1)
_X_  75 days after filing pursuant to paragraph (a)(2)
__  on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

       This post-effective amendment designates a new effective
 __ date for a previously filed post-effective amendment

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SUN CAPITAL ADVISERS TRUST® Prospectus [ ], 2007
SCSM Lord Abbett Growth & Income Fund
SCSM Goldman Sachs Mid Cap Value Fund
SCSM Goldman Sachs Short Duration Fund
SCSM PIMCO High Yield Fund

Initial Class Shares

The Securities and Exchange Commission has not approved
any fund’s shares as an investment or determined whether
this prospectus is accurate or complete.  Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a member of the Sun Life Financial group of companies,

serves as investment adviser to the Sun Capital Advisers Trust.

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Table Of Contents

Page

Overview Of Funds 1

The Funds’ Goals, Strategies And Risks 2

SC Lord Abbett Growth & Income Fund 2
SC Goldman Sachs Mid Cap Value Fund 3
SC Goldman Sachs Short Duration Fund 4
SC PIMCO High Yield Fund 6

Expense Summary 8

More About The Funds’ Investments .10

Portfolio Holdings 12

The Investment Adviser And Subadvisers 13

About the Adviser 13
About Lord, Abbett & Co. LLC 14
About Goldman Sachs Asset Management, L.P. 14
About Pacific Investment Management Company LLC 14
About the Portfolio Managers 15

Purchase And Redemption And Other Information 18

Buying and Redeeming Initial Class Shares 18
Excessive and Short-term Trading 18
Automatic Transactions 19
Valuation of Shares 19
Dividends and Distributions 19
Taxes 19

Fund Details 20

Appendix A – Related Fund Performance 21

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        Overview of Funds

ADVISER
All of the funds are managed by Sun Capital Advisers LLC.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization with total assets under management at December 31, 2006 of $397 billion.

FUNDS
Shares of the funds are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

SC Lord Abbett Growth & Income Fund SC Goldman Sachs Mid Cap Value Fund SC Goldman Sachs Short Duration Fund SC PIMCO High Yield Fund
YOU SHOULD KNOW	An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Sun Capital Advisers Trust’s trustees may change a fund’s investment goal without shareholder approval.

This prospectus relates only to the Initial Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Initial Class shares of the funds serve as investment options.  The Service Class shares of the funds are offered by means of a separate prospectus.

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        The Funds’ Goals, Strategies and Risks

        SC Lord Abbett Growth & Income Fund

Adviser
Sun Capital
Advisers LLC

Subadviser
Lord, Abbett & Co. LLC
INVESTMENT GOAL

Long-term growth of capital and income without excessive fluctuations in market value.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies.  For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.  As of [May 31, 2007], the market capitalization range of companies in the Russell 1000® Index was $[2.5] billion to $[468.5] billion.  This range varies daily.  The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:

Investing in companies that the subadviser believes are selling at reasonable prices in relation to their potential value.

Seeking to limit downside risk by investing in stocks of companies that the subadviser believes are underpriced.

Investing in large, seasoned companies that tend to be less volatile than smaller companies.

Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

The stock market goes down.

The prospects of individual companies in which the fund invests change.

Large capitalization value stocks underperform relative to small or mid capitalization stocks and growth stocks.

Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.

The market undervalues the stocks held by the fund for longer than expected.

Securities judged to be undervalued are actually appropriately priced.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

are seeking to participate in the long-term capital and income growth potential of a portfolio of large capitalization value stocks are seeking an investment with potentially greater returns but higher risk than a fund that invests primarily in fixed income securities are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

are uncomfortable with the risks of the stock market

are seeking stability of principal

are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced investment operations as of the printing of this prospectus.

Please see Related Fund Performance for performance information for other accounts managed by the fund’s subadviser with similar investment objectives and strategies to those of the fund.

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        The Funds’ Goals, Strategies and Risks

        SC Goldman Sachs Mid Cap Value Fund

Adviser
Sun Capital
Advisers LLC

Subadviser
Goldman Sachs Asset Management, L.P.
INVESTMENT GOAL

Long-term total return of capital.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, (plus the amount of any borrowings for investment purposes) (measured at the time of investment), in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded in the United States.  The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 95% of its net assets in such equity investments.  Companies in which the fund invests generally will have public market capitalizations (based upon unrestricted shares available for trading) similar to that of the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment.  As of [April 30, 2007], the market capitalization range of companies in the Russell Midcap® Value Index was $[1.1] billion to $[21] billion. This range varies daily.  If the market capitalization of a company in which the fund has invested moves outside of the capitalization range of the Russell Midcap® Value Index, the fund may, but is not required to, sell the company’s securities. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.

Selecting stocks by employing a proprietary model to forecast expected returns for a universe of approximately 8,500 stocks on a daily basis.

Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.

Designing trading strategies to minimize total transaction costs to the fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

The stock market goes down.

Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price.

The value of securities in the fund’s portfolio deceases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

are seeking to participate in the long-term total return potential of a diversified portfolio of mid capitalization stocks are seeking an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of larger capitalization companies are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

are uncomfortable with the risks of the stock market

seek stability of principal

are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced investment operations as of the printing of this prospectus. Please see Related Fund Performance for performance information for other accounts managed by the fund’s subadviser with similar investment objectives and strategies to those of the fund.

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        The Funds’ Goals, Strategies and Risks

        SC Goldman Sachs Short Duration Fund

Adviser
Sun Capital
Advisers LLC

Subadviser
Goldman Sachs Asset Management, L.P.

INVESTMENT GOAL

Primary:  High-level of current income.  Secondary: Capital appreciation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.  Normally, the fund invests in high quality securities (i.e., rated AA/Aa or, if unrated, of equivalent credit quality).

Generally, the fund’s subadviser expects to track the duration of the Merrill Lynch 1-3 Year Treasury Index (plus or minus one year), although the securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. government securities, corporate debt securities, mortgage-related securities, and derivatives thereof, and repurchase agreements collateralized by U.S. government securities, all denominated in U.S. dollars.

Government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities.  Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls.  Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by sovereigns, supranationals and other foreign entities, and preferred stocks.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

Seeking to maximize the fund’s risk-adjusted total returns by developing a long-term risk budget, which involves a careful analysis of the fund’s risk and return objectives.

Generating investment views and strategies from “top-down” and “bottom-up” strategy teams.  The “top-down” strategy teams specialize in cross-sector, duration, country, and currency decisions.  The “bottom-up” strategy teams are comprised of sector specialists that formulate sub-sector allocations and make security selection decisions.

Implementing portfolios by combining the best ideas generated by the strategy teams with portfolio management oversight on overall portfolio construction.

Monitoring the fund’s holdings to ensure the optimal mix of strategies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

Increased interest rates cause the value of the fund’s fixed income securities to decline in value.

An issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal.

The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.  This is known as extension risk.

Disproportionate losses may result from the fund’s use of derivative instruments.

The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises.  Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

want higher potential returns than a money market fund and are willing to accept more interest rate risk are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

are investing for maximum long-term growth or the highest possible income want absolute stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced investment operations as of the printing of this prospectus.

Please see Related Fund Performance for performance information for other accounts managed by the fund’s subadviser with similar investment objectives and strategies to those of the fund.

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        The Funds’ Goals, Strategies and Risks

        SC PIMCO High Yield Fund

Adviser
Sun Capital
Advisers LLC

Subadviser
Pacific Investment Management Company LLC (“PIMCO”)
INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, are determined by the fund’s subadviser to be of comparable quality. The fund may not invest more than 5% of its total assets in securities that are rated Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, are determined by the fund’s subadviser to be of comparable quality. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund will normally vary within a two to six year time frame, based on the subadviser’s forecast for interest rates.  However, the fund may invest in securities of any duration.

The fund may invest up to 10% of its total assets in securities of issuers located in countries with developing (or “emerging market”) economies.  The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.  The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

Conducting company specific credit research.

Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and calls risks.

Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors:  money markets, governments, corporates, mortgages, asset-backed, and international.

Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

Shifting assets among market sectors depending on changes in relative valuations and credit spreads.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  Funds that invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

An issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal.  High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.  This is known as extension risk.

Derivative securities in the fund’s portfolio, which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.

Foreign investment risk, which can be more volatile than the U.S. market, may be particularly high to the extent that the fund invests in emerging market securities of issuers based in countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

are seeking an investment with potentially greater return but higher risk than a fund that invests primarily in investment grade securities are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

are uncomfortable with the risks of investing in high yield securities seek stability of principal

are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced investment operations as of the printing of this prospectus.

Please see Related Fund Performance for performance information for other accounts managed by the fund’s subadviser with similar investment objectives and strategies to those of the fund.

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        Expense Summary

The table below describes the fees and expenses you may pay if you remain invested in the Initial Class shares of a fund.  The Initial Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the funds’ annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher.  Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund—Initial Class shares

As a percentage of average daily net assets

	Lord Abbett Growth & Income	Goldman Sachs Mid Cap Value	Goldman Sachs Short Duration	PIMCO High Yield
Unified Management Fee[1]	0.87%	1.05%	0.65%	0.75%
Other Expenses[2]	0.01%	0.01%	0.01%	0.01%
Total Operating Expenses	0.88%	1.06%	0.66%	0.76%
Fee Waiver and Expense Limitation[3]	(0.01%)	(0.00%)	(0.01%)	(0.01%)
Net Expenses[3]	0.87%	1.06%	0.65%	0.75%

Each fund pays Sun Capital Advisers LLC (the “adviser”) a single, unified management fee for its advisory services, administrative services and all other services necessary for the ordinary operations of the fund.  Out of that fee, the adviser pays for all of the expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing and ordinary legal services to the Trust.  The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses.

Each fund’s “Other Expenses” are estimated because the funds have not been in operation for a full year.

The expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses.  For the Goldman Sachs Mid Cap Value Fund, the adviser has agreed to limit total operating expenses to 1.07%.  For the other three funds, the adviser has agreed to limit total operating expenses to the amounts shown as “Net Expenses” in the table.  The adviser has contractually agreed to maintain the expense limits until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund in accordance with an order issued by the Securities and Exchange Commission. For additional information regarding the expense limitations, please refer to the prospectus section captioned “About the Adviser”.  To the extent that the total expense ratio for a fund’s Initial Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

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        Expense Summary

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the funds with the cost of investing in other mutual funds.  The Initial Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the funds’ annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered.  If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in a fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods.  This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions.  The estimated costs in Years 1 and 2 are calculated based on each fund’s “Net Expenses” as shown in the table above, taking into account each fund’s contractual expense limitation.  For Year 3, each fund’s operating expenses are calculated based on its “Total Operating Expenses” as shown in the table above, but without regard to any fee waiver or expense limitation.  Therefore, the annual estimated costs used in Year 3 are equal to or higher than the costs reflected in Year 1.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
SC Lord Abbett Growth & Income Fund	$ 89	$280
SC Goldman Sachs Mid Cap Value Fund	$109	$340
SC Goldman Sachs Short Duration Fund	$ 66	$210
SC PIMCO High Yield Fund	$ 77	$242

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        More About the Funds’ Investments

SC Lord Abbett Growth & Income Fund
SC Goldman Sachs Mid Cap Value Fund

Equity securities include common stocks, trust shares, preferred stocks and debt securities convertible into stock and warrants.
Equity securities   The funds listed above invest primarily in equity securities, including common stocks and common stock equivalents including convertible debt securities and convertible preferred stocks.  Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate.  Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range  While the funds listed above intend to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by each fund’s key investment strategy, each fund may maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range.  Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies.  Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth.  In a declining market, these stocks may be harder to sell, which may further depress their prices.

SC Lord Abbett Growth & Income Fund
SC Goldman Sachs Mid Cap Value Fund
SC PIMCO High Yield Fund

American Depositary Receipts   The funds listed above may invest in American Depositary Receipts (“ADRs”), which are U.S. dollar denominated securities representing an interest in foreign securities.  ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary.  Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States.  Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies   The funds listed above may invest in securities of multinational and/or foreign companies. Multinational companies are those companies that conduct their business operations and activities in more than one country.  Due to investments in multinational and foreign companies, the funds may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.  Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.  In the event of nationalization, expropriation or confiscation, the fund could lose its entire investment in foreign securities.

All Funds

Fixed income instruments   All funds may invest in all types of fixed income securities of any maturity or duration.
Fixed income instruments include U.S. government securities; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; and loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Credit quality   Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality.  If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated in the highest rating category received.  Each fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities   SC Goldman Sachs Short Duration Fund invests primarily in U.S. government securities and repurchase agreements collateralized by such securities, all denominated in U.S. dollars.
 U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises.  U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer.  U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently.  U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

High yield securities   SC PIMCO High Yield Fund invests primarily in high yield securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality.
High yield securities involve greater volatility of price and risk of loss of principal and income.  In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.  The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities.  These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Derivative contracts   All funds may, but need not, use derivative contracts, such as swaps, futures and options on securities, securities indices, interest rates or currencies, or options on these futures.  A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.
SC PIMCO High Yield Fund may invest in derivatives based on fixed income instruments.
Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure.  Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing.  A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings.  Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Borrowing   All funds may borrow up to one-third of total assets from banks or through reverse repurchase agreements.  Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Defensive investing   All funds may depart from their principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions.  To the extent that a fund might adopt a temporary defensive position, and over the course of its duration, the fund may not meet its stated investment goal.

Portfolio Holdings

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings.  More detailed information about this policy can be found in the Statement of Additional Information.

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        The Investment Adviser and Subadvisers

Sun Capital Advisers LLC is the funds’ investment adviser.
About the Adviser.  Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”).  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

At December 31, 2006, the adviser had total assets under management of approximately $45 billion.  The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997.  Sun Life Financial is a diversified financial services organization with total assets under management at December 31, 2006 of $397 billion.  The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.
The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.  The adviser is responsible for arranging all the services necessary for the funds’ ordinary operations.  The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares.  For its services, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets.  Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust.  The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses.  In the case of each fund named herein, the adviser employs an unaffiliated subadviser.  The adviser pays a subadvisory fee to the subadviser.  No fund is responsible for paying a subadvisory fee directly.

Unified Management Fees for Initial Class shares	Fund	Daily Net Assets	Unified Management Fee
	SC Lord Abbett Growth & Income Fund	All	0.87%
	SC Goldman Sachs Mid Cap Value Fund	All	1.05%
	SC Goldman Sachs Short Duration Fund	All	0.65%
	SC PIMCO High Yield Fund	All	0.75%

The adviser has contractually agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund in accordance with an order issued by the Securities and Exchange Commission.  Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below.  To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Total Operating Expense Limit for Initial Class shares	Fund	Total Operating Expense Limit
	SC Lord Abbett Growth & Income Fund	0.87%
	SC Goldman Sachs Mid Cap Value Fund	1.07%
	SC Goldman Sachs Short Duration Fund	0.65%
	SC PIMCO High Yield Fund	0.75%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract.  The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement will be available in the fund’s _____ report to shareholders for the period ended ____, 2007.

	About the Subadvisers.
About Lord, Abbett & Co. LLC
Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to SC Lord Abbett Growth and Income Fund.  Lord Abbett discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  Founded in 1929, Lord Abbett is an independent money management firm with assets under management of approximately $112 billion in 55 mutual fund portfolios and other advisory accounts as of December 29, 2006.

About Goldman Sachs Asset Management, L.P.
Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, 24th Floor, New York, New York 10005, serves as subadviser to SC Goldman Mid Cap Value Fund and SC Goldman Short Duration Fund.  GSAM discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  GSAM has been a registered investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co.  As of December 31, 2006, GSAM had assets under management of $627.6 billion.

About Pacific Investment Management Company LLC
Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund.  PIMCO discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds.  As of December 31, 2006, PIMCO had approximately $667.8 billion in assets under management.

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        The Investment Adviser and Subadvisers

About the Portfolio Managers.  The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Lord Abbett Growth & Income Fund (Managed by a team. Mr. Salzmann and Mr. Dinsky have joint and primary responsibility for the day-to-day management of the fund.)	Eli M. Salzmann	2007	Partner (since 2000) and Director of Large Cap Value Equity Management (since 1997) at Lord Abbett.
	Sholom Dinsky, CFA	2007	Partner (since 2002) and Portfolio Manager (since 2000) at Lord Abbett.
SC Goldman Sachs Mid Cap Value Fund	Melissa R. Brown, CFA	2007	Managing Director (since [ ]) and Senior Portfolio Manager for U.S. portfolios (since 1998) at GSAM. Member of the Global Quantitative Equity Investment Policy Committee at GSAM.
	Robert C. Jones, CFA	2007
Managing Director (since [        ]) and Chair (since [         ]) of the Quantitative Equity Investment Policy Committee, which oversees portfolio management process.  Portfolio Manager (since 1989) and Chief Investment Officer of Global Quantitative Equity (since [          ]) at GSAM.

SC Goldman Sachs Short Duration Fund	Jonathan A. Beinner	2007	Managing Director, Chief Invesetment Officer, and Co-head of U.S. and Global Fixed Income (since xxxx) at GSAM.
	Thomas J. Kenny, CFA	2007	Managing Director (since xxxx) and Co-head of U.S. and Global Fixed Income at GSAM.
	James B. Clark	2007	Managing Director (since [ ]) and Co-head of the U.S. Fixed Income Team (since xxxx) at GSAM.
	Christopher Sullivan, CFA	2007	Managing Director (since [ ]) and Co-head of the U.S. Fixed Income Team (since [ ]) at GSAM.
	James P. McCarthy	2007	Managing Director (since [ ]) and Head of Short Duration and Structured Portfolios (since [ ]) at GSAM.
	Mark Van Wyk	2007	Vice President (since [ ]) at GSAM specializing in U.S. government and financial derivatives.
	Peter D. Dion, CFA	2007	Vice President (since [ ]) at GSAM.
SC PIMCO High Yield Fund	Mark T. Hudoff	2007
Executive Vice President and Portfolio Manager joined PIMCO in 1996.  He has over twenty years of investment experience and holds a bachelor’s degree in economics from Arizona State University, and an MBA in finance from the University of Chicago School of Business.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

        ::ODMA\PCDOCS\LEGALDOCS\82402\5

        Purchase and Redemption and Other Information

Initial Class shares of each fund are offered exclusively to insurance company separate accounts.
Buying and Redeeming Initial Class Shares.  Each fund sells its Initial Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products.  Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order.  A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contract owners to purchase and redeem Initial Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day.  If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day.  Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received.  Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by Federal securities laws.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners.  The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses.  Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts.  As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds.  However, the funds have entered into an information sharing agreement with each insurance company, which required the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading.  In the event the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting orders from certain contract owners.  These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate.  Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading.  To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed.  In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading.  For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it.  To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would.  These activities could increase the fund’s operating costs and decrease its investment performance.
High Yield securities may not trade every day or may not trade frequently through a trading day.  Since SC PIMCO High Yield Fund invests primarily in below investment grade, high yield securities, the fund may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Automatic Transactions.  Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above.  Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Initial Class shares of each fund are offered at net asset value. The separate account does not pay a sales charge to buy Initial Class shares of a fund.
Valuation of Shares. Each fund offers its shares at the NAV per Initial Class share of the fund.  Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open.  If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time.  On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees.  Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund.  A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value.  A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The funds distribute capital gains and income.
Dividends and Distributions.  Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year.  Each fund declares and pays dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually.  The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them.  Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts, and not by the owners of these variable contracts.  Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes.  Each fund intends to elect or has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders.  If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

In addition to the above, each fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts.  More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Fund Details
Investments by Variable Product Separate Accounts in Shares of the Funds.  Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts.  The variable contracts may or may not make investments in all the funds described in this prospectus.

The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations.  The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts.  Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts.  If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted.  In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

        ::ODMA\PCDOCS\LEGALDOCS\82402\5

        Related Fund Performance

APPENDIX A

Prior Performance Information for Similar Accounts

Managed by Lord Abbett, GSAM and PIMCO

The following tables reflect data supplied by Lord Abbett, GSAM and PIMCO relating to the performance of all fee paying, fully discretionary portfolios using strategies similar to the SC Lord Abbett Growth and Income Fund, SC Goldman Mid Cap Value Fund, SC Goldman Short Duration Fund and SC PIMCO High Yield Fund, respectively.  These portfolios have investment objectives, policies and strategies substantially similar, but not necessarily identical, to those of the SC Lord Abbett Growth and Income Fund and the SC PIMCO High Yield Fund.

Performance of each composite is not that of the corresponding fund, is not a substitute for the corresponding fund’s performance and does not predict a fund’s performance results, which may differ significantly from the composite’s results.  The personnel who managed accounts comprising the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the relevant fund.

Lord Abbett, GSAM and PIMCO’s composite performance is shown net of a model expense equal to the maximum applicable management fee of the underlying accounts.  In each case, the projected expenses for the Sun Capital funds are higher than the expenses of the underlying accounts in the composite.  Had Sun Capital fund expenses been used, the performance data would have been lower.

Since these composite results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards.  Performance calculations based on SEC mutual fund performance standards would have been different.  All performance results shown in the tables assume the reinvestment of dividends.

The composites include accounts that are not mutual funds.  Such accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Code.  If these limitations, requirements and restrictions were applicable to the non-mutual fund accounts in the composites, they may have had an adverse impact on the performance results of the composites.  Similarly, the non-mutual fund accounts in the composites generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.  There can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which these funds serve as investment vehicles.  In each case, the performance data shown would have been lower had these charges been reflected.

Lord, Abbett & Co. LLC’s Prior Performance for Similarly Managed Institutional Accounts.

The following tables reflect the performance of Lord Abbett’s client accounts that have investment objectives and strategies similar to those of the SC Lord Abbett Growth and Income Fund.

[Placeholder for Lord Abbett Related Fund Performance tables.]

Important Notes about related performance information for the Fund.

The SC Lord Abbett Growth and Income Fund is new and has no historical performance data.  [Add appropriate description of related fund performance in comparison to the new fund.]

Lord Abbett has prepared and presented this report in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods.  The CFA Institute has not been involved with the preparation or review of this report.

The performance data should not be considered an indication of future performance of SC Lord Abbett Growth and Income Fund or Lord, Abbett & Co. LLC.

Goldman Sachs Asset Management, L.P. Prior Performance for Similarly Managed Institutional Accounts.

The following tables reflect the performance of GSAM’s client accounts that have investment objectives and strategies similar to those of the SC Goldman Mid Cap Value Fund and SC Goldman Short Duration Fund.

[Placeholder for GSAM Related Fund Performance tables.]

Important Notes about related performance information for the Funds.

The SC Goldman Mid Cap Value Fund and SC Goldman Short Duration Fund are new and have no historical performance data.  [Add appropriate description of related fund performance in comparison to the new funds.]

GSAM has prepared and presented this report in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods.  The CFA Institute has not been involved with the preparation or review of this report.

The performance data should not be considered an indication of future performance of SC Goldman Mid Cap Value Fund, SC Goldman Short Duration Fund or GSAM.

PIMCO’s Prior Performance for Similarly Managed Institutional Accounts.

The following tables reflect the performance of PIMCO’s client accounts that have investment objectives and strategies similar to those of the SC PIMCO High Yield Fund.

[Placeholder for PIMCO Related Fund Performance tables.]

Important Notes about performance information for the Fund.

The SC PIMCO High Yield Fund is new and has no historical performance data.  [Add appropriate description of related fund performance in comparison to the new fund.]

PIMCO has prepared and presented this report in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods.  The CFA Institute has not been involved with the preparation or review of this report.

The performance data should not be considered an indication of future performance of SC PIMCO High Yield Fund or PIMCO.

        ::ODMA\PCDOCS\LEGALDOCS\82402\5

Additional Information

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference.  Additional information about the funds’ investments is available in the Trust’s annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.  You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below.  In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser	Administrator, Custodian
Sun Capital Advisers LLC	State Street Bank & Trust Company
Principal Underwriter	Legal Counsel
Clarendon Insurance Agency, Inc.	Wilmer Cutler Pickering Hale and Dorr LLP
Independent Registered Public Accounting Firm
[ ]
You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below.  You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission

Public Reference Section

Washington, D.C.  20549-0102

e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090

Free from the EDGAR Database on the SEC’s

Internet website: http://www.sec.gov

Sun Capital Advisers Trust

Investment Company Act File No. 811-08879

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SUN CAPITAL ADVISERS TRUST® Prospectus [ ], 2007
SCSM Lord Abbett Growth & Income Fund
SCSM Goldman Sachs Mid Cap Value Fund
SCSM Goldman Sachs Short Duration Fund
SCSM PIMCO High Yield Fund

Service Class Shares

The Securities and Exchange Commission has not approved
any fund’s shares as an investment or determined whether
this prospectus is accurate or complete.  Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a member of the Sun Life Financial group of companies,

serves as investment adviser to the Sun Capital Advisers Trust.

        ::ODMA\PCDOCS\LEGALDOCS\83591\1

Table Of Contents

Page

Overview Of Funds 1

The Funds’ Goals, Strategies And Risks 2

SC Lord Abbett Growth & Income Fund 2
SC Goldman Sachs Mid Cap Value Fund 3
SC Goldman Sachs Short Duration Fund 4
SC PIMCO High Yield Fund 6

Expense Summary 8

More About The Funds’ Investments .10

Portfolio Holdings 12

The Investment Adviser And Subadvisers 13

About the Adviser 13
About Lord, Abbett & Co. LLC 14
About Goldman Sachs Asset Management, L.P. 14
About Pacific Investment Management Company LLC 14
About the Portfolio Managers 15

Purchase And Redemption And Other Information 18

Buying and Redeeming Service Class Shares 18
Excessive and Short-term Trading 18
Automatic Transactions 19
Valuation of Shares 19
Dividends and Distributions 19
Taxes 19

Fund Details 20

Appendix A – Related Fund Performance 21

        ::ODMA\PCDOCS\LEGALDOCS\83591\1

        Overview of Funds

ADVISER
All of the funds are managed by Sun Capital Advisers LLC.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization with total assets under management at December 31, 2006 of $397 billion.

FUNDS
Shares of the funds are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

SC Lord Abbett Growth & Income Fund SC Goldman Sachs Mid Cap Value Fund SC Goldman Sachs Short Duration Fund SC PIMCO High Yield Fund
YOU SHOULD KNOW	An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Sun Capital Advisers Trust’s trustees may change a fund’s investment goal without shareholder approval.

This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the funds serve as investment options.  The Initial Class shares of the funds are offered by means of a separate prospectus.

        ::ODMA\PCDOCS\LEGALDOCS\82402\1

        The Funds’ Goals, Strategies and Risks

        SC Lord Abbett Growth & Income Fund

Adviser
Sun Capital
Advisers LLC

Subadviser
Lord, Abbett & Co. LLC
INVESTMENT GOAL

Long-term growth of capital and income without excessive fluctuations in market value.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies.  For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.  As of [May 31, 2007], the market capitalization range of companies in the Russell 1000® Index was $[2.5] billion to $[468.5] billion.  This range varies daily.  The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:

Investing in companies that the subadviser believes are selling at reasonable prices in relation to their potential value.

Seeking to limit downside risk by investing in stocks of companies that the subadviser believes are underpriced.

Investing in large, seasoned companies that tend to be less volatile than smaller companies.

Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

The stock market goes down.

The prospects of individual companies in which the fund invests change.

Large capitalization value stocks underperform relative to small or mid capitalization stocks and growth stocks.

Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.

The market undervalues the stocks held by the fund for longer than expected.

Securities judged to be undervalued are actually appropriately priced.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

are seeking to participate in the long-term capital and income growth potential of a portfolio of large capitalization value stocks are seeking an investment with potentially greater returns but higher risk than a fund that invests primarily in fixed income securities are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

are uncomfortable with the risks of the stock market

are seeking stability of principal

are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced investment operations as of the printing of this prospectus.

Please see Related Fund Performance for performance information for other accounts managed by the fund’s subadviser with similar investment objectives and strategies to those of the fund.

        ::ODMA\PCDOCS\LEGALDOCS\82402\1

        The Funds’ Goals, Strategies and Risks

        SC Goldman Sachs Mid Cap Value Fund

Adviser
Sun Capital
Advisers LLC

Subadviser
Goldman Sachs Asset Management, L.P.
INVESTMENT GOAL

Long-term total return of capital.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, (plus the amount of any borrowings for investment purposes) (measured at the time of investment), in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded in the United States.  The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 95% of its net assets in such equity investments.  Companies in which the fund invests generally will have public market capitalizations (based upon unrestricted shares available for trading) similar to that of the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment.  As of [April 30, 2007], the market capitalization range of companies in the Russell Midcap® Value Index was $[1.1] billion to $[21] billion. This range varies daily.  If the market capitalization of a company in which the fund has invested moves outside of the capitalization range of the Russell Midcap® Value Index, the fund may, but is not required to, sell the company’s securities. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.

Selecting stocks by employing a proprietary model to forecast expected returns for a universe of approximately 8,500 stocks on a daily basis.

Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.

Designing trading strategies to minimize total transaction costs to the fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

The stock market goes down.

Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price.

The value of securities in the fund’s portfolio deceases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

are seeking to participate in the long-term total return potential of a diversified portfolio of mid capitalization stocks are seeking an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of larger capitalization companies are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

are uncomfortable with the risks of the stock market

seek stability of principal

are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced investment operations as of the printing of this prospectus. Please see Related Fund Performance for performance information for other accounts managed by the fund’s subadviser with similar investment objectives and strategies to those of the fund

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        The Funds’ Goals, Strategies and Risks

        SC Goldman Sachs Short Duration Fund

Adviser
Sun Capital
Advisers LLC

Subadviser
Goldman Sachs Asset Management, L.P.

INVESTMENT GOAL

Primary:  High-level of current income.  Secondary: Capital appreciation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.  Normally, the fund invests in high quality securities (i.e., rated AA/Aa or, if unrated, of equivalent credit quality).

Generally, the fund’s subadviser expects to track the duration of the Merrill Lynch 1-3 Year Treasury Index (plus or minus one year), although the securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. government securities, corporate debt securities, mortgage-related securities, and derivatives thereof, and repurchase agreements collateralized by U.S. government securities, all denominated in U.S. dollars.

Government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities.  Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls.  Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by sovereigns, supranationals and other foreign entities, and preferred stocks.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

Seeking to maximize the fund’s risk-adjusted total returns by developing a long-term risk budget, which involves a careful analysis of the fund’s risk and return objectives.

Generating investment views and strategies from “top-down” and “bottom-up” strategy teams.  The “top-down” strategy teams specialize in cross-sector, duration, country, and currency decisions.  The “bottom-up” strategy teams are comprised of sector specialists that formulate sub-sector allocations and make security selection decisions.

Implementing portfolios by combining the best ideas generated by the strategy teams with portfolio management oversight on overall portfolio construction.

Monitoring the fund’s holdings to ensure the optimal mix of strategies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

Increased interest rates cause the value of the fund’s fixed income securities to decline in value.

An issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal.

The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.  This is known as extension risk.

Disproportionate losses may result from the fund’s use of derivative instruments.

The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises.  Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

want higher potential returns than a money market fund and are willing to accept more interest rate risk are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

are investing for maximum long-term growth or the highest possible income want absolute stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced investment operations as of the printing of this prospectus.

Please see Related Fund Performance for performance information for other accounts managed by the fund’s subadviser with similar investment objectives and strategies to those of the fund.

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        The Funds’ Goals, Strategies and Risks

        SC PIMCO High Yield Fund

Adviser
Sun Capital
Advisers LLC

Subadviser
Pacific Investment Management Company LLC (“PIMCO”)
INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, are determined by the fund’s subadviser to be of comparable quality. The fund may not invest more than 5% of its total assets in securities that are rated Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, are determined by the fund’s subadviser to be of comparable quality. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund will normally vary within a two to six year time frame, based on the subadviser’s forecast for interest rates.  However, the fund may invest in securities of any duration.

The fund may invest up to 10% of its total assets in securities of issuers located in countries with developing (or “emerging market”) economies.  The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.  The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

Conducting company specific credit research.

Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and calls risks.

Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors:  money markets, governments, corporates, mortgages, asset-backed, and international.

Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

Shifting assets among market sectors depending on changes in relative valuations and credit spreads.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  Funds that invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

An issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal.  High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.  This is known as extension risk.

Derivative securities in the fund’s portfolio, which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.

Foreign investment risk, which can be more volatile than the U.S. market, may be particularly high to the extent that the fund invests in emerging market securities of issuers based in countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

are seeking an investment with potentially greater return but higher risk than a fund that invests primarily in investment grade securities are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

are uncomfortable with the risks of investing in high yield securities seek stability of principal

are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced investment operations as of the printing of this prospectus.

Please see Related Fund Performance for performance information for other accounts managed by the fund’s subadviser with similar investment objectives and strategies to those of the fund.

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        Expense Summary

The table below describes the fees and expenses you may pay if you remain invested in the Service Class shares of a fund.  The Service Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the Service Class shares of the funds are subject to a Rule 12b-1 fee.  Each fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution and servicing fees for the sale, distribution and service of its shares.  Because this fee is paid out of each fund’s Service Class assets on an on-going basis, overtime this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.  The funds’ annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher.  Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund—Service Class shares

As a percentage of average daily net assets

	Lord Abbett Growth & Income	Goldman Sachs Mid Cap Value	Goldman Sachs Short Duration	PIMCO High Yield
Unified Management Fee[1]	0.87%	1.05%	0.65%	0.75%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%
Other Expenses[2]	0.01%	0.01%	0.01%	0.01%
Total Operating Expenses	1.13%	1.31%	0.91%	1.01%
Fee Waiver and Expense Limitation[3]	(0.01)%	(0.00)%	(0.01)%	(0.01)%
Net Expenses[3]	1.12%	1.32%	0.65%	0.75%

Each fund pays Sun Capital Advisers LLC (the “adviser”) a single, unified management fee for its advisory services, administrative services and all other services necessary for the ordinary operations of the fund.  Out of that fee, the adviser pays for all of the expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing and ordinary legal services to the Trust.  The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses.

Each fund’s “Other Expenses” are estimated because the funds have not been in operation for a full year.

The expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses.  For the Goldman Sachs Mid Cap Value Fund, the adviser has agreed to limit total operating expenses to 1.32%.  For the other three funds, the adviser has agreed to limite total operating expenses to the amounts shown as “Net Expenses” in the table.  The adviser has contractually agreed to maintain the expense limits until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund in accordance with an order issued by the Securities and Exchange Commission. For additional information regarding the expense limitations, please refer to the prospectus section captioned “About the Adviser”.  To the extent that the total expense ratio for a fund’s Initial Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

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        Expense Summary

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the funds with the cost of investing in other mutual funds.  The Service Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the Service Class shares of the funds are subject to a Rule 12b-1 fee.  The funds’ annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered.  If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in a fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods.  This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions.  The estimated costs in Years 1 and 2 are calculated based on each fund’s contractual expense limitation, shown as “Net Expenses” in the table above, taking into account each fund’s contractual expense limitation.  For Year 3, each fund’s operating expenses are calculated based on its “Total Operating Expenses” as shown in the table above, but without regard to any fee waiver or expense limitation.  Therefore, the annual estimated costs used in Year 3 are equal to or higher than the costs reflected in Year 1.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
SC Lord Abbett Growth & Income Fund	$114	$358
SC Goldman Sachs Mid Cap Value Fund	$134	$418
SC Goldman Sachs Short Duration Fund	$ 92	$289
SC PIMCO High Yield Fund	$102	$321

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        More About the Funds’ Investments

SC Lord Abbett Growth & Income Fund
SC Goldman Sachs Mid Cap Value Fund

Equity securities include common stocks, trust shares, preferred stocks and debt securities convertible into stock and warrants.
Equity securities   The funds listed above invest primarily in equity securities, including common stocks and common stock equivalents including convertible debt securities and convertible preferred stocks.  Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate.  Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range  While the funds listed above intend to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by each fund’s key investment strategy, each fund may maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range.  Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies.  Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth.  In a declining market, these stocks may be harder to sell, which may further depress their prices.

SC Lord Abbett Growth & Income Fund
SC Goldman Sachs Mid Cap Value Fund
SC PIMCO High Yield Fund

American Depositary Receipts   The funds listed above may invest in American Depositary Receipts (“ADRs”), which are U.S. dollar denominated securities representing an interest in foreign securities.  ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary.  Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States.  Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.  [Note: Combination of Sun and Lord Abbett language; need to confirm that the subadvisers are happy with this language in relation to each fund.]

Multinational and foreign companies   The funds listed above may invest in multinational and/or foreign companies. Multinational companies are those companies that conduct their business operations and activities in more than one country.  Due to investments in multinational companies, the funds may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.  Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.  In the event of nationalization, expropriation or confiscation, the fund could lose its entire investment in foreign securities.  [Note: Combination of Lord Abbett and PIMCO language; need to confirm that subadvisers are happy with this language in relation to each fund.]

All Funds

Fixed income instruments   Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; and loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.  Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.  The fund may invest in derivatives based on fixed income instruments.

Credit quality   Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality.  If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated in the highest rating category received.  Each fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities   SC Goldman Sachs Short Duration Fund invests primarily in U.S. government securities and repurchase agreements collateralized by such securities, all denominated in U.S. dollars.
U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises.  U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer.  U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently.  U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

High yield securities   SC PIMCO High Yield Fund invests primarily in high yield securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality.
High yield securities involve greater volatility of price and risk of loss of principal and income.  In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.  The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities.  These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

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        More About the Funds’ Investments

Derivative contracts   All funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures.  A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.
SC PIMCO High Yield Fund may invest in derivatives based on fixed income instruments.
Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure.  Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing.  A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings.  Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Borrowing   All funds may borrow up to one-third of total assets from banks or through reverse repurchase agreements.  Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Defensive investing   All funds may depart from their principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions.  To the extent that a fund might adopt a temporary defensive position, and over the course of its duration, the fund may not meet its stated investment goal.

Portfolio Holdings

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings.  More detailed information about this policy can be found in the Statement of Additional Information.

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        The Investment Adviser and Subadvisers

Sun Capital Advisers LLC is the funds’ investment adviser.
About the Adviser.  Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”).  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

At December 31, 2006, the adviser had total assets under management of approximately $45 billion.  The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997.  Sun Life Financial is a diversified financial services organization with total assets under management at December 31, 2006 of $397 billion.  The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.
The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.  The adviser is responsible for arranging all the services necessary for the funds’ ordinary operations.  The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares.  For its services, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets.  Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust.  The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses.  In the case of each fund named herein, the adviser employs an unaffiliated subadviser.  The adviser pays a subadvisory fee to the subadviser.  No fund is responsible for paying a subadvisory fee directly.

Unified Management Fees for Initial Class shares	Fund	Daily Net Assets	Unified Management Fee
	SC Lord Abbett Growth & Income Fund	All	0.87%
	SC Goldman Sachs Mid Cap Value Fund	All	1.05%
	SC Goldman Sachs Short Duration Fund	All	0.65%
	SC PIMCO High Yield Fund	All	0.75%

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund in accordance with an order issued by the Securities and Exchange Commission.  Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below.  To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Total Operating Expense Limit for Initial Class shares	Fund	Total Operating Expense Limit
	SC Lord Abbett Growth & Income Fund	1.12%
	SC Goldman Sachs Mid Cap Value Fund	1.32%
	SC Goldman Sachs Short Duration Fund	0.90%
	SC PIMCO High Yield Fund	1.00%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract.  The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement will be available in the fund’s _____ report to shareholders for the period ended ____, 2007.

	About the Subadvisers.
About Lord, Abbett & Co. LLC
Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to SC Lord Abbett Growth and Income Fund.  Lord Abbett discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  Founded in 1929, Lord Abbett is an independent money management firm with assets under management of approximately $112 billion in 55 mutual fund portfolios and other advisory accounts as of December 29, 2006.

About Goldman Sachs Asset Management, L.P.
Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, 24th Floor, New York, New York 10005, serves as subadviser to SC Goldman Mid Cap Value Fund and SC Goldman Short Duration Fund.  GSAM discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  GSAM has been a registered investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co.  As of December 31, 2006, GSAM had assets under management of $627.6 billion.

About Pacific Investment Management Company LLC
Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund.  PIMCO discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds.  As of December 31, 2006, PIMCO had approximately $667.8 billion in assets under management.

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        The Investment Adviser and Subadvisers

About the Portfolio Managers.  The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC Lord Abbett Growth & Income Fund (Managed by a team. Mr. Salzmann and Mr. Dinsky have joint and primary responsibility for the day-to-day management of the fund.)	Eli M. Salzmann	2007	Partner (since 2000) and Director of Large Cap Value Equity Management (since 1997) at Lord Abbett.
	Sholom Dinsky, CFA	2007	Partner (since 2002) and Portfolio Manager (since 2000) at Lord Abbett.
SC Goldman Sachs Mid Cap Value Fund	Melissa R. Brown, CFA	2007	Managing Director (since [ ]) and Senior Portfolio Manager for U.S. portfolios (since 1998) at GSAM. Member of the Global Quantitative Equity Investment Policy Committee at GSAM.
	Robert C. Jones, CFA	2007
Managing Director (since [        ]) and Chair (since [         ]) of the Quantitative Equity Investment Policy Committee, which oversees portfolio management process.  Portfolio Manager (since 1989) and Chief Investment Officer of Global Quantitative Equity (since [          ]) at GSAM.

SC Goldman Sachs Short Duration Fund	Jonathan A. Beinner	2007	Managing Director, Chief Invesetment Officer, and Co-head of U.S. and Global Fixed Income (since xxxx) at GSAM.
	Thomas J. Kenny, CFA	2007	Managing Director (since xxxx) and Co-head of U.S. and Global Fixed Income at GSAM.
	James B. Clark	2007	Managing Director (since [ ]) and Co-Head of the U.S. Fixed Income Team (since xxxx) at GSAM.
	Christopher Sullivan, CFA	2007	Managing Director (since [ ]) and Co-head of the U.S. Fixed Income Team (since [ ]) at GSAM.
	James P. McCarthy	2007	Managing Director (since [ ]) and Head of Short Duration and Structured Portfolios (since [ ]) at GSAM.
	Mark Van Wyk	2007	Vice President (since [ ]) at GSAM specializing in U.S. government and financial derivatives.
	Peter D. Dion, CFA	2007	Vice President (since [ ]) at GSAM specializing in asset-backed and commercial mortgage-backed securities.
SC PIMCO High Yield Fund	Mark T. Hudoff	2007
Executive Vice President and Portfolio Manager joined PIMCO in 1996.  He has over twenty years of investment experience and holds a bachelor’s degree in economics from Arizona State University, and an MBA in finance from the University of Chicago School of Business.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

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        Purchase and Redemption and Other Information

Service Class shares of each fund are offered exclusively to insurance company separate accounts.
Buying and Redeeming Service Class Shares.  Each fund sells its Service Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products.  Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order.  A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contract owners to purchase and redeem Service Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day.  If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day.  Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received.  Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by Federal securities laws.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners.  The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses.  Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts.  As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds.  However, the funds have entered into an information sharing agreement with each insurance company, which required the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading.  In the event the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting orders from certain contract owners.  These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate.  Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading.  To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed.  In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading.  For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it.  To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would.  These activities could increase the fund’s operating costs and decrease its investment performance.
High Yield securities may not trade every day or may not trade frequently through a trading day.  Since SC PIMCO High Yield Fund invests primarily in below investment grade, high yield securities, the fund may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Automatic Transactions.  Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above.  Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Service Class shares of each fund are offered at net asset value. The separate account does not pay a sales charge to buy Service Class shares of a fund.
Valuation of Shares. Each fund offers its shares at the NAV per Service Class share of the fund.  Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open.  If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time.  On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees.  Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund.  A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value.  A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The funds distribute capital gains and income.
Dividends and Distributions.  Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year.  Each fund declares and pays dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually.  The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them.  Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts, and not by the owners of these variable contracts.  Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes.  Each fund intends to elect or has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders.  If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

In addition to the above, each fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts.  More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Fund Details
Investments by Variable Product Separate Accounts in Shares of the Funds.  Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts.  The variable contracts may or may not make investments in all the funds described in this prospectus.

The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations.  The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts.  Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts.  If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted.  In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

        ::ODMA\PCDOCS\LEGALDOCS\82402\1

        Related Fund Performance

APPENDIX A

Prior Performance Information for Similar Accounts

Managed by Lord Abbett, GSAM and PIMCO

The following tables reflect data supplied by Lord Abbett, GSAM and PIMCO relating to the performance of all fee paying, fully discretionary portfolios using strategies similar to the SC Lord Abbett Growth and Income Fund, SC Goldman Mid Cap Value Fund, SC Goldman Short Duration Fund and SC PIMCO High Yield Fund, respectively.  These portfolios have investment objectives, policies and strategies substantially similar, but not necessarily identical, to those of the SC Lord Abbett Growth and Income Fund and the SC PIMCO High Yield Fund.

Performance of each composite is not that of the corresponding fund, is not a substitute for the corresponding fund’s performance and does not predict a fund’s performance results, which may differ significantly from the composite’s results.  The personnel who managed accounts comprising the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the relevant fund.

[Lord Abbett, GSAM and PIMCO’s composite performance is shown net of a model expense equal to the maximum applicable management fee of the underlying accounts.  In each case, the projected expenses for the Sun Capital funds are higher than the expenses of the underlying accounts in the composite.  Had Sun Capital fund expenses been used, the performance data would have been lower.]  [Note:  This is based on the current Pyramis composite presentation.  Need to discuss performance presentation with each subadviser.]

Since these composite results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards.  Performance calculations based on SEC mutual fund performance standards would have been different.  All performance results shown in the tables assume the reinvestment of dividends.

The composites include accounts that are not mutual funds.  Such accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Code.  If these limitations, requirements and restrictions were applicable to the non-mutual fund accounts in the composites, they may have had an adverse impact on the performance results of the composites.  Similarly, the non-mutual fund accounts in the composites generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.  There can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which these funds serve as investment vehicles.  In each case, the performance data shown would have been lower had these charges been reflected.

Lord, Abbett & Co. LLC’s Prior Performance for Similarly Managed Institutional Accounts.

The following tables reflect the performance of Lord Abbett’s client accounts that have investment objectives and strategies similar to those of the SC Lord Abbett Growth and Income Fund.

[Placeholder for Lord Abbett Related Fund Performance tables.]

Important Notes about related performance information for the Fund.

The SC Lord Abbett Growth and Income Fund is new and has no historical performance data.  [Add appropriate description of related fund performance in comparison to the new fund.]

Lord Abbett has prepared and presented this report in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods.  The CFA Institute has not been involved with the preparation or review of this report.

The performance data should not be considered an indication of future performance of SC Lord Abbett Growth and Income Fund or Lord, Abbett & Co. LLC.

Goldman Sachs Asset Management, L.P. Prior Performance for Similarly Managed Institutional Accounts.

The following tables reflect the performance of GSAM’s client accounts that have investment objectives and strategies similar to those of the SC Goldman Mid Cap Value Fund and SC Goldman Short Duration Fund.

[Placeholder for GSAM Related Fund Performance tables.]

Important Notes about related performance information for the Funds.

The SC Goldman Mid Cap Value Fund and SC Goldman Short Duration Fund are new and have no historical performance data.  [Add appropriate description of related fund performance in comparison to the new funds.]

GSAM has prepared and presented this report in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods.  The CFA Institute has not been involved with the preparation or review of this report.

The performance data should not be considered an indication of future performance of SC Goldman Mid Cap Value Fund, SC Goldman Short Duration Fund or GSAM.

PIMCO’s Prior Performance for Similarly Managed Institutional Accounts.

The following tables reflect the performance of PIMCO’s client accounts that have investment objectives and strategies similar to those of the SC PIMCO High Yield Fund.

[Placeholder for PIMCO Related Fund Performance tables.]

Important Notes about performance information for the Fund.

The SC PIMCO High Yield Fund is new and has no historical performance data.  [Add appropriate description of related fund performance in comparison to the new fund.]

PIMCO has prepared and presented this report in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods.  The CFA Institute has not been involved with the preparation or review of this report.

The performance data should not be considered an indication of future performance of SC PIMCO High Yield Fund or PIMCO.

        ::ODMA\PCDOCS\LEGALDOCS\82402\1

        Draft 06.28.2007

Additional Information

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference.  Additional information about the funds’ investments is available in the Trust’s annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.  You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below.  In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser	Administrator, Custodian
Sun Capital Advisers LLC	State Street Bank & Trust Company
Principal Underwriter	Legal Counsel
Clarendon Insurance Agency, Inc.	Wilmer Cutler Pickering Hale and Dorr LLP
Independent Registered Public Accounting Firm
[ ]
You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below.  You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission

Public Reference Section

Washington, D.C.  20549-0102

e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090

Free from the EDGAR Database on the SEC’s

Internet website: http://www.sec.gov

Sun Capital Advisers Trust

Investment Company Act File No. 811-08879

        ::ODMA\PCDOCS\LEGALDOCS\83427\2

        Draft 06.28.2007

Sun Capital Advisers Trust

SC Lord Abbett Growth & Income Fund
SC Goldman Sachs Mid Cap Value Fund
SC Goldman Sachs Short Duration Fund
SC PIMCO High Yield Fund

Initial Class and Service Class Shares

Statement of Additional Information

[                     ], 2007

This statement of additional information (“SAI”) is not a prospectus.

To obtain a free copy of the funds’ Initial Class prospectus or the funds’ Service Class prospectus, each dated [      ], 2007, or a copy of the most recent annual or semi-annual report to shareholders, please visit www.suncapitaladvisers.com, or please contact your agent or the funds at:

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

        ::ODMA\PCDOCS\LEGALDOCS\83427\2

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks.  Each fund’s principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus.

SC Lord Abbett Growth & Income Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies.  For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.

SC Goldman Sachs Mid Cap Value Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) (measured at the time of investment), in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded in the United States.

SC Goldman Sachs Short Duration Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.  Normally, the fund invests in high quality securities (i.e., rated AA/Aa or, if unrated, of equivalent credit quality).

SC PIMCO High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s Investor Service, Inc. (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, are determined by the fund’s subadviser to be of comparable quality.

SC Lord Abbett Growth & Income Fund, SC Goldman Sachs Mid Cap Value Fund and SC PIMCO High Yield Fund will each provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets including borrowings for investment purposes as described in this section.

All of the funds are diversified mutual funds.  This means that with respect to 75% of each fund’s total assets, the fund may not invest more than 5% of its assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies.

Securities in Which the Funds May Invest.

Common shares.  All funds except SC Goldman Sachs Short Duration Fund) Common shares represent an equity (ownership) interest in a company or other entity.  This ownership interest often gives a fund the right to vote on measures affecting the company’s organization and operations.  Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred shares.  (All funds except SC Goldman Sachs Short Duration Fund) Preferred shares represent a limited equity interest in a company or other entity and frequently have debt-like features.  Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets.  Preferred shares generally have lesser voting rights than common shares.  Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates.

Convertible securities.  (All funds except SC Goldman Sachs Short Duration Fund)  Convertible securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends.  However, they offer the buyer the additional option of converting the security into common stock.  The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer.  The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock.  Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock’s price declines.  However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and rights.  (All funds except SC Goldman Sachs Short Duration Fund)  Warrants and rights are securities permitting, but not obligating, their holder to purchase the underlying equity or fixed-income securities at a predetermined price.  Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities.  Further, they do not represent any rights in the assets of the issuer.  In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date.  As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real estate investment trusts (“REITs”).  (All funds except SC Goldman Sachs Short Duration Fund)   REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like regulated investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code of 1986 (the “Code”).  Each fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the fund.

Risk factors associated with the real estate industry.  Risks associated with the real estate industry in general include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

In addition, if a fund has rental has rental income or income from the disposition of real property acquired as a result of a default on securities the fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.  Investments by a fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights

Risk factors associated with equity and mortgage REITs.  In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended.  Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified.  Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks.  The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Fixed-income securities.  (All funds)  Bonds and other fixed-income instruments are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest, and must repay the principal amount borrowed at maturity.  Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.  Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  A decrease in interest rates will generally result in an increase in the value of a fund’s fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund’s fixed-income securities will generally decline.  Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.  Changes by recognized credit rating agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Maturity and duration.  The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date.  The effective maturity of variable rate securities is calculated by reference to their coupon reset dates.  Thus, the effective maturity of a security may be substantially shorter than its final stated maturity.  Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular.  Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty.  In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment.  Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease.  A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased.  A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on the original prepaid security thus affecting positively or negatively the return realized by the fund.

Duration of an individual portfolio security is a measure of the security’s price sensitivity to changes in interest rates taking into account expected cash flow and prepayments under a wide range of interest rate scenarios.  In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows.  Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Ratings criteria.  In general, the ratings of Moody’s, S&P, and Fitch represent the opinions of these agencies as to the credit quality of the securities which they rate.  However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund.  Neither of these events will necessarily require the adviser or subadviser, on behalf of a fund, to sell the securities.

Lower rated high yield fixed-income securities.  (All funds)  Lower rated high yield fixed-income securities are those rated below Baa3 by Moody’s, or below BBB- by S&P or Fitch, or securities which are unrated and determined by the adviser or subadviser to be of comparable quality.  See Appendix A attached to this SAI for a description of the characteristics of the categories.  A fund may invest in eligible unrated securities which, in the opinion of the adviser or subadviser, offer comparable risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income.  In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.  The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities.  These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Possible reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a fund’s assets.  The reduced availability of reliable, objective data may increase a fund’s reliance on management’s judgment in valuing the high yield bonds.  To the extent that the fund invests in these securities, the achievement of the fund’s objective will depend more on the adviser’s or subadviser’s judgment and analysis than it otherwise would.  In addition, high yield securities in the fund’s portfolio may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors.  In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

Credit risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.  Generally, lower quality, higher yielding bonds are subject to credit risk to a greater extent than higher quality, lower yielding bonds.

Interest rate risk.  Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates.  An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value.  In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.  Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a fund’s net asset value.

Call risk and extension risk.  Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected.  This typically results when interest rates have declined, and a fund will suffer from having to reinvest in lower yielding securities.  Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected.  This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

Participation on Creditors Committees.  (SC PIMCO High Yield Fund)  The fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the fund.  Such participation may subject the fund to expenses such as legal fees and may make the fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by the fund on such committees also may expose the fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.  The fund will participate on such committees only when the fund’s subadviser believes that such participation is necessary or desirable to enforce the fund’s rights as a creditor or to protect the value of securities held by the fund.

U.S. government securities.  (All funds)  U.S. government securities include: U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association (GNMA)), (b) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC)), or (d) only the credit of the agency and a perceived “moral obligation” of the U.S. government.  No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities.  The interest and principal components of stripped U.S. government securities are traded independently.  The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program.  U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation.  The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.

Municipal securities. (SC PIMCO High Yield Fund) A fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. A fund may purchase general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund’s Municipal Bonds in the same manner.

Mortgage-backed securities.  (All funds)  Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest and prepayment scenarios, a fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

A fund’s investments in mortgage-backed securities may include conventional mortgage pass through securities and certain classes of multiple class collateralized mortgage obligations (“CMOs”).  Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.  CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages.  Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages.  The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class (“PAC”) and target amortization class (“TAC”) securities.  Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date.  Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full.  Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis.  The simultaneous payments are taken into account in calculating the final distribution date of each class.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks.  Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged.  PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency mortgage securities.  The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  Agencies, instrumentalities or sponsored enterprises of the U.S. government include but are not limited to the GNMA, FNMA and FHLMC.  GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due.  FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, these enterprises have the ability to obtain financing from the U.S. Treasury.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-issued mortgage-backed securities.  Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC.  In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral.  Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage.  This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Other mortgage-related securities.  Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”).  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals.  CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  As described below with respect to stripped mortgage-back securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets.  Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question.  In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”).  CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Adjustable rate mortgage-backed securities.  Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals.  Acquiring ARMBSs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based.  Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity.  In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested.  Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays.  Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARMBS does not benefit from further increases in interest rates.  Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities.  In addition, during periods of rising interest rates, increases in the coupon rate of adjustment rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped mortgage-backed securities(“SMBS”).  SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Collateralized debt obligations.  The funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as a version to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by the funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed income securities discussed elsewhere in this statement of additional information and the funds’ prospectuses, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-backed securities.  (All funds)   Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities.  The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure).  Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.  During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate.  Accordingly, a fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities.  The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral.  Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor.  Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities.  A fund may invest in any type of asset-backed security if the adviser determines that the security is consistent with the fund’s investment objective and policies.

Structured securities.  (SC PIMCO High Yield Fund and SC Goldman Sachs Short Duration Fund)  Structured securities include notes, bonds or debentures, the value of the principal of and/or interest on which is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the Reference) or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund’s investment.  Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.  In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations.  Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Pay-in-kind, delayed payment and zero coupon bonds.  (All funds except SC Lord Abbett Growth & Income Fund) These securities are generally issued at a discount from their face value because actual interest payments are typically postponed until maturity or after a stated period.  The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality.  These securities also may take the form of debt securities that have been stripped of their interest payments.  The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.  A fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes, which is required to be distributed to shareholders.  A fund’s investments in pay-in-kind, delayed payment and zero coupon bonds may require the fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Floating rate/variable rate notes.  (All funds except SC Lord Abbett Growth & Income Fund)  Some notes a fund may purchase may have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate.  These obligations may be secured by bank letters of credit or other support arrangements.  If a security would not satisfy a fund’s credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a fund’s credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a fund to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or there are periods during which the fund is not entitled to exercise its demand rights.  Variable and floating rate instruments held by a fund will be subject to the fund’s limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist and the fund cannot demand payment of the principal amount of such instruments within seven days.

Foreign securities.  (All funds)  Each fund may invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (“foreign issuers”).  A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs.  (All funds) American Depositary Receipts (“ADRs”) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities.  Most ADRs are traded on a U.S. stock exchange.  Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between this information and the market value of the unsponsored ADR.  European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities.  Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Brady bonds.  (SC PIMCO High Yield Fund and SC Goldman Sachs Short Duration Fund)   Brady bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady.  Brady bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.  Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the International Bank for Reconstruction and Development (the World Bank) and the debtor nation’s reserves.  Although Brady bonds may be collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.  In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative.  Brady bonds acquired by a fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the fund.

Sovereign debt obligations.  (SC PIMCO High Yield Fund and SC Goldman Sachs Short Duration Fund)  Investment in sovereign debt obligations involves special risks not present in domestic corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and a fund’s net asset value, may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints.  Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic policies or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Obligations of supranational entities.  (SC PIMCO High Yield Fund and SC Goldman Sachs Short Duration Fund)  The funds may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies.  Examples include the World Bank, the Asian Development Bank and the Inter-American Development Bank.  Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income.  Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity.

Risks of foreign securities.  Investments in foreign securities may involve a greater degree of risk than the risks of domestic securities.  There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States.  Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund’s foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders.  Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund’s foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer’s securities are principally traded.  Many foreign markets are not as developed or efficient as those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers.  Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions.  There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments.  Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund’s shareholders.

[The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets.  These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa.  Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies.  Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries.  Emerging market countries may have failed in the past to recognize private property rights.  They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries.  Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times.  A fund may be required to establish special custodial or other arrangements before making certain investments in those countries.  Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Bank and corporate obligations.  (All funds)  Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.  The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers.  Bank obligations in which the funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.  Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank.  Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer.  Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase agreements.  (All funds)  In a repurchase agreement, a fund would buy a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest.  A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. government securities.  Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund’s 15% limit on illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund’s custodian either physically or in book-entry form.  The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times.  In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities while the fund is trying to enforce its rights to the collateral, possible below normal levels of income, decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights.

Reverse repurchase agreements.  (All funds)   A fund may also enter into reverse repurchase agreements, which involve the sale of U.S. government securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest,” which may be reflected in the repurchase price.  Reverse repurchase agreements are considered to be borrowings by a fund.  Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase.  A fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance.  A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund’s total assets (including the amount borrowed) taken at market value.  A fund will not use leverage to attempt to enhance its return.  A fund will not purchase securities while outstanding borrowings exceed 5% of the fund’s total assets.

Mortgage “dollar roll” transactions.  (SC PIMCO High Yield Fund and SC Goldman Sachs Short Duration Fund)  The fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers.  Under a dollar roll, the fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  The fund will only enter into covered rolls.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or liquid security position.  Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a fund’s borrowings and other senior securities.  For financial reporting purposes, a fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.  The fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Restricted and illiquid securities.  (All funds)  A fund may purchase securities that are not registered (restricted securities) under the Securities Act of 1933, as amended (the “1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale.  However, a fund will not invest more than 15% of its net assets in illiquid investments.  The trustees have adopted guidelines and delegated to the adviser the daily function of determining the monitoring and liquidity of restricted securities.  The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations.  If the adviser or subadviser determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  This investment practice could have the effect of decreasing the level of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Other investment companies.  (All funds)   Each fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  With certain exceptions, the 1940 Act generally: (a) prohibits a fund, together with any companies controlled by the fund, from acquiring more than 3% of the total outstanding securities of any other investment company, and (b) prohibits a fund from investing more than 5% of its total assets in any one investment company and more than 10% of its total assets in the securities of other investment companies in the aggregate.  However, the 1940 Act contains more expansive rules which permit a fund to invest a greater portion of its assets in other investment companies, such as money market funds, subject to certain conditions.

Exchange-traded funds (“ETFs”).  (All funds)  A fund may invest in ETFs.  ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that hold portfolios of common stocks which track the performance and dividend yield of specific indexes or companies in related industries.  These indexes may be either broad-based, sector or international.  Broad-based ETFs, such as Standard & Poor’s Depositary Receipt Shares (SPDRs), track a broad group of stocks from different industries and market sectors.  HOLDRS (HOLding company Depositary ReceiptS) are securities that represent an investor’s ownership in the common stock of specified companies in a particular industry, sector or group.  International ETFs track a group of stocks from a specific country or groups of countries.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies.  ETF shareholders are subject to the same risks as holders of diversified stock portfolios.  ETFs are subject to certain risks, including (1) the risk that their prices may not correlate perfectly with changes in the underlying index; and (2) the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable.  An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors.  To the extent that a fund invests in ETFs, the fund must bear these expenses in addition to the expenses of its own operation.

Forward commitment and when-issued securities.  (All funds)  “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued.  A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase.  In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase.  In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction.  The failure of the issuer or other party to consummate the transaction may result in the fund’s losing the opportunity to obtain an advantageous price.  The purchase of securities on a forward commitment or when-issued basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a forward commitment or when-issued basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment.  These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments.  Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Options on securities and securities indices.  (All funds)  A fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest.  These options may be listed on securities exchanges or traded in the over-the-counter market.  A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing covered options.  A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio.  Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by a fund are covered.  A written call option or put option may be covered by (i) segregating cash or liquid securities with a value at least equal to a fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position.  A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account.  A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written.  Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option.  These purchases are referred to as “closing purchase transactions.”

Purchasing options.  A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities of the type in which it may invest.  A fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period.  A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period.  The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s portfolio securities.  Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.  A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option.  Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund’s portfolio securities.

A fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.  These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.  Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks associated with options transactions.  There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time.  If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.  Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options).  If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.  However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.  The adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The successful use of options depends in part on the adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures contracts and options on futures contracts.  (All funds)    To seek to increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts.  A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options.  The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices.  All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).

Futures contracts.  A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss.  While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so.  A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and other strategies.  Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire.  When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts.  When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund’s portfolio securities.  These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund’s portfolio securities.

If, in the opinion of the adviser or applicable subadviser, there is a sufficient degree of correlation between price trends for a fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy.  Although under some circumstances prices of securities in a fund’s portfolio may be more or less volatile than prices of these futures contracts, the adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.  On the other hand, any unanticipated appreciation in the value of a fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a “long” position by purchasing futures contracts.  This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.  The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on futures contracts.  A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts.  The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period.  As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund’s assets.  By writing a call option, a fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price.  Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase.  However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price.  The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series.  There is no guarantee that such closing transactions can be effected.  A fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other considerations.  A fund will engage in futures and related options transactions only in accordance with CFTC regulations, which permit principals of a company registered under the 1940 Act to engage in such transactions without registering as commodity pool operations pursuant to an exemption.  To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or futures contracts will be purchased to protect the fund against an increase in the price of securities it intends to purchase.

With respect to futures contracts that are not legally required to "cash settle," a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to "cash settle," however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund’s futures positions and portfolio positions will be impossible to achieve.  There are no futures contracts based upon individual securities, except certain U.S. government securities.  In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions.  In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price.  Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price.  Once the daily limit is reached, no trades may be made that day at a price beyond the limit.  This may prevent the fund from closing out positions and limiting its losses.

Yield curve options.  (SC Goldman Sachs Short Duration Fund)  The fund may enter into options on the yield “spread” or differential between two securities.  Such transactions are referred to as “yield curve” options.  In contrast to other types of options, a yield curve option is based on the differences between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.  Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The fund may purchase or write yield curve options for the same purposes as other options on securities.  For example, the fund may purchase a call option on the yield spread between two securities if the fund owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities.  The fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities.  The trading of yield curve options is subject to all of the risks associated with the trading of other types of options.  In addition, however, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

Yield curve options written by the fund will be “covered.”  A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and segregates cash or liquid assets sufficient to cover the fund’s net liability  under the two options.  Therefore, the fund’s liability for such a covered option is generally limited to the difference between the amount of the fund’s liability under the option written by the fund less the value of the option held by the fund.  Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.  Yield curve options are traded over-the-counter, and established trading markets for these options may not exist.

Foreign currency transactions.  (All funds) A fund’s foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.  A fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency.  Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.  Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies.  Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies.  A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser.

If a fund purchases a forward contract or sells a forward contract for non-hedging purposes, it will segregate cash or liquid securities, of any type or maturity, in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract.  The segregated assets will be valued at market daily and if the value of the segregated securities declines, additional cash or securities will be segregated so that the value of the account will be equal to the amount of the fund’s commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  These transactions also preclude the opportunity for gain if the value of the hedged currency rises.  Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing.  Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign currency options.  A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period.  The owner of a call option has the right, but not the obligation, to buy the currency.  Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.  When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option.  However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value.  Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency.  For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option.  Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call.  Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special risks associated with foreign currency options.  Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally.  In addition, there are certain additional risks associated with foreign currency options.  The markets in foreign currency options are relatively new, and a fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.  Although a fund will not purchase or write such options unless and until, in the opinion of the adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.  In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar.  As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable.  The interbank market in foreign currencies is a global, around-the-clock market.  To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign currency futures transactions.  (All funds)  By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts.  The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price.  A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price.  Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency.  Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction.  An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date.  If the price of the sale exceeds the price of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss.  Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale.  If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special risks associated with foreign currency futures contracts and related options.  Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally.  In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

Swaps, caps, floors and collars.  (All funds except SC Lord Abbett Growth & Income Fund)  As one way of managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors.  In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.  If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well.  Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another.  For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed.  As a result, swaps can be highly volatile and may have a considerable impact on a fund’s performance.  Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates.  A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.  A fund will maintain in a segregated account, cash or liquid securities equal to the net amount, if any, of the excess of the fund’s obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Credit Derivatives.  (Investment Grade Bond Fund and SC PIMCO High Yield Fund) A fund may use credit derivatives to provide comparable exposure to fixed income securities that might not be available in the primary market.  Credit derivatives include default risk derivatives and market spread derivatives.  Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively.  Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index.  There are three basic transactional forms for credit derivatives:  swaps, options, and structured securities, each of which is described in more detail above. The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio securities transactions.  A fund may value credit derivatives at fair value more frequently than other types of portfolio holdings either because market quotations are not available or the adviser believes that available market quotations do not accurately represent the credit derivatives’ actual value.

Credit Default Swap Agreements. (SC PIMCO High Yield Fund) A fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If the fund is a buyer and no credit event occurs, a fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or assets determined to be liquid by the adviser or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or assets determined to be liquid by the adviser, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

Temporary investments.  (All funds) For temporary and defensive purposes, a fund may invest up to 100% of its total assets in investment grade short-term fixed-income securities, including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating rate notes, and repurchase agreements.  A fund may also hold significant amounts of its assets in cash.

Lending of securities.  (All funds)  A fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements.  A fund may reinvest any cash collateral in short-term securities and money market funds.  When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities.  As a result, a fund may incur a loss or, in the event of the borrower’s bankruptcy, may be delayed in or prevented from liquidating the collateral.  A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-term trading and portfolio turnover.  (All funds)  Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time.  A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or improve income.  Short-term trading may have the effect of increasing portfolio turnover rate.  A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder’s return.

Custodial receipts and trust certificates.  (SC Goldman Sachs Short Duration Fund, SC Goldman Sachs Mid Cap Value Fund).  The funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee.  The securities so held may include U.S. government securities or other types of securities in which the funds may invest.  The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee.  As a holder of custodial receipts and trust certificates, the funds will bear their proportionate share of the fees and expenses charged to the custodial account or trust.  The funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the funds would be typically authorized to assert their rights directly against the issuer of the underlying obligation, the funds could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the funds had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.  Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios.  Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss.  The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments.  In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist.  In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Loan participations and assignments. (SC PIMCO High Yield Fund)  The fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured.  Loan participations typically present direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing loan participations, the fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The participation interests in which the fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders.  The agent bank administers the terms of the loan, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

The financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of the fund were determined to be subject to the claims of the agent bank’s general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund’s share price and yield could be adversely affected.  Loans that are fully secured offer the fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, the fund bears a substantial risk of losing the entire amount invested.

The fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry.  For purposes of these limits, the fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the fund.  In the case of loan participations where a bank  or other lending institution serves as a financial intermediary between the fund and the corporate borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the fund has invested more than 5% of its total assets in a single issuer.  Treating a financial intermediary as an issuer of indebtedness may restrict the fund’s ability to invest in the indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the subadviser believes to be a fair price.  In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the fund’s daily share price.  At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  In addition, the fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the fund’s limitation on illiquid investments.  Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the fund.  For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would hear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as co-lender.  It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the fund relies on the subadviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

Hybrid instruments.  (SC PIMCO High Yield fund).   A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.  An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrued in correlation to the extent to which oil prices exceed a certain predetermined level.  Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the net asset value of the fund.  The fund will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets.  These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments.  Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics.  A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  The fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, the fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed funding loans and revolving credit facilities.  (SC PIMCO High Yield Fund).  The fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities.  Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).  To the extent that the fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid by the subadviser in accordance with procedures established by the board of trustees, in an amount sufficient to meet such commitments.

The fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments.  Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.  As a result, the fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  The fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the fund’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a fund.

Event-linked exposure.  (SC PIMCO High Yield Fund).  The fund may obtain event-linked exposure by investing in “event-linked bonds,” or “event-linked swaps,” or implement “event-linked strategies.”  Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena.  Some event-linked bonds are commonly referred to as “catastrophe bonds.”  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction.  If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the fund investing in the bond may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses.  Often the event-linked bonds provide for extension of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.  An extension of maturity may increase volatility.  In addition to the specified trigger events, event-linked bonds may also expose the fund to certain unanticipated risks including, but not limited to, issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Short sales.  (All funds)  Each fund may make short sales of securities as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline.

When a fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time and the fund replaces the borrowed security, the fund will incur a loss; conversely, if the price declines, the fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the applicable subadviser in accordance with procedures established by the board of trustees.  Each fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the fund’s total assets.  This percentage may be varied by action of the trustees.  A short sale is “against the box” to the extent that the fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  The funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Investment Restrictions.  Each fund has adopted fundamental investment restrictions.  These restrictions cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1.
Invest 25% or more of its total assets in securities of issuers in any one industry.  The United States government, its agencies or instrumentalities are not considered industries for purposes of this restriction.

2.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3.	Make loans of securities to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations and transactions in repurchase agreements.

4.	Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

5.
Purchase, sell or invest in real estate, but each fund subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of such securities.

6.
Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors.

7.	Make investments that are inconsistent with the status of each fund as a diversified fund.

The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that each fund may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed).  Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

8.
With respect to 75% of the fund’s assets, invest more than 5% of the fund’s assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

9.	Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

10.	Make investments for the purpose of exercising control or management.

11.	Invest in other investment companies except as permitted under the 1940 Act.

Portfolio Holdings.  The board of trustees has adopted policies and procedures relating to disclosure of a fund’s portfolio securities.  These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the adviser will make the funds’ portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed.  The adviser normally will publish the funds’ portfolio holdings thirty (30) days after the end of the month.  Such information shall be made available on the adviser’s website at www.suncapitaladvisers.com and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request.

In addition, each fund may make certain portfolio information available upon request.  A fund may disclose the percentage breakdown of the fund’s investments by country, sector and industry, various volatility measures (such as beta, standard deviation, etc.), market capitalization ranges and other portfolio characteristics (such as alpha, average P/E ratio, etc.) that do not specifically identify the fund’s portfolio securities.

The Trust’s Chief Compliance Officer and Chief Legal Officer, acting jointly, are authorized to approve the disclosure of a fund’s full or partial portfolio holdings prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries.  Third parties must agree:  (i) to limit use of that information to a stated business purpose which does not conflict with the interests of a fund’s shareholders, (ii) to use the information only for such authorized purpose, and (iii) not to trade on such information.  The Trust’s Chief Compliance Officer and Chief Legal Officer will make a determination before approving any agreement with a third party that such arrangement will not be detrimental to the interests of the fund’s shareholders.

As of the date of this statement of additional information, there are no such arrangements for the Trust, the adviser, Lord, Abbett & Co. LLC (“Lord Abbett”) (subadviser to SC Lord Abbett Growth & Income Fund), Goldman Sachs Asset Management, L.P. (“GSAM”) (subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund) or Pacific Investment Management Company LLC (“PIMCO”) (subadviser to SC PIMCO High Yield Fund).

The board of trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust’s Chief Compliance Officer to provide reports, at least annually, on its implementation and also requires that the Trust’s Chief Compliance Officer monitor compliance with the policy.

In addition, each fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and at the end of the first and third fiscal quarters in regulatory filings on Form N-Q.  These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws.

Except as described above, a fund does not provide or permit others to provide information about the fund’s portfolio holdings on a selective basis.  However, the policy is not intended to prevent the disclosure of any and all portfolio information to a fund’s service providers or a service provider such as a proxy voting vendor or a corporate action processor, which generally need access to such information in the performance of their contractual duties and responsibilities, and are subject to duties of confidentiality imposed by law and/or contract.  These service providers include the adviser: Sun Capital Advisers LLC; the subadvisers: Lord Abbett, GSAM and PIMCO; the Trust’s custodian and fund accounting agent: State Street Bank and Trust Company; principal underwriter: Clarendon Insurance Agency, Inc.; auditors: [   ]; or counsel to the funds and service providers: Wilmer Cutler Pickering Hale and Dorr LLP (counsel to the Trust), and Ropes & Gray LLP (counsel to the independent trustees); as well as internal audit personnel of affiliates of the adviser.  None of the adviser, subadvisers or any fund receives any compensation or other consideration from these arrangements for the release of the funds’ portfolio holdings information.

Furthermore, each of adviser and the subadvisers provide portfolio holdings information to their service providers in the ordinary course of their business in managing client accounts, including the funds.

The subadvisers have the following arrangements.

Lord Abbett may provide portfolio holdings information to (a) third parties that render services to the fund relating to such holdings, as appropriate to the service being provided on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following the end of the period-end for the sole purpose of performing their own analyses with respect to the fund subadvised by Lord Abbett.  Lord Abbett may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the fund.  Lord Abbett may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions and/or portfolio performance attribution information as of the month-end within 15 days thereafter to certain financial intermediaries.  The fund may provide its portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

GSAM has an arrangement with the following entities, who receive non-public portfolio holdings information on an on-going basis: affiliates of GSAM, the fund’s independent registered public accountants, the fund’s custodian, the fund’s financial printer, Bowne, and the fund’s proxy voting service, ISS.

PIMCO may provide portfolio holdings information to the fund’s service providers, including adviser and subadvisers to the fund, the fund’s accountant, counsel, transfer agent, or custodian, who require access to such information in order to fulfill their contractual duties to the fund.  In order to facilitate the review of the fund by certain mutual fund analysts and rating agencies, such as Morningstar and Lipper Analytical Services, as well as pricing services, proxy voting services, or other entities, the fund or PIMCO may, to the extent permitted under applicable law, distribute non-public information regarding the fund, including portfolio holdings information, more frequently to such entities that have a legitimate business purpose in receiving such information.

        ::ODMA\PCDOCS\LEGALDOCS\83427\2

THE FUNDS’ MANAGEMENT

Trustees and Officers.  Each fund is a series of Sun Capital Advisers Trust, a Delaware statutory trust (the “Trust”).  The business of the Trust and each fund is managed by the trustees.  The trustees elect each fund’s officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees.  Several of the funds’ trustees and officers are also directors and officers of the adviser and one or more of its affiliates, each of which is a wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”).  During the fiscal year ended December 31, 2006, the board of trustees held five meetings.

The table below provides more information about the funds’ trustees and officers.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served [1]	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Independent Trustees
Michael P. Castellano c/o Sun Capital Advisers Trust; One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1941 Trustee	Since February, 2005	Retired.	[12]	None.
Dawn-Marie Driscoll c/o Sun Capital Advisers Trust; One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1946 Trustee	Since June, 2007
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; Directorships: Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization); Former Directorships: Investment Company Institute; Former Memberships: Executive Committee of the Independent Directors Council of the Investment Company Institute.

			[12]	Trustee, DWS Scudder Funds (New York) Board (92 mutual funds) since 1987.
Anthony C. Paddock c/o Sun Capital Advisers Trust; One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1935 Trustee	Since October, 1998	Managing Director, Empire Valuation Consultants, Inc., since 1996. President, AC Paddock & Associates (consulting), since 1996.	[12]	None.
William N. Searcy, Jr. c/o Sun Capital Advisers Trust; One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1946 Trustee, Chairman of the Board	Trustee since October, 1998, Chairman since 2005	Retired. Pension and savings trust officer, Sprint Corp. 1989 – 2004.	[12]	Trustee, DWS Scudder Funds (New York) Board (92 mutual funds) since 1993.
Interested Trustee
James M.A. Anderson[2] 150 King Street West Toronto, Ontario M5H 1J9 Born: 1949 President, Chief Executive Officer and Trustee	Since October, 1998
Executive Vice President and Chief Investment Officer, Sun Life Assurance Company of Canada since 2005.  President, Chief Investment Officer and Manager, Sun Capital Advisers LLC, since 1998. Associated with Sun Life Financial since 1970.
			[12]	Director, Sun Life of Canada (U.S.) SPE 97-I, Inc. since 2003; Director, Crosspointe Shops I LLC since 2004; Director, Crosspointe Shops II LLC since 2004.
Officers
James F. Alban [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1962 Chief Financial Officer and Treasurer	Since October, 1998 Serves at the discretion of the Trustees	Managing Director and Chief Financial Officer, Sun Capital Advisers LLC since 2000. Associated with Sun Life Financial since 1998.	N/A	N/A
Joseph L. Ciardi [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1967 Chief Compliance Officer	Since May, 2006 Serves at the discretion of the Trustees
Chief Compliance Officer, Sun Capital Advisers LLC since 2006.  Prior to joining Sun Life Assurance Company of Canada (U.S.), he was Deputy Chief Compliance Officer and Senior Vice President, Canaccord Adams Inc. since 1996.

			N/A	N/A
John W. Donovan [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1965 Vice President	Since August, 2002 Serves at the discretion of the Trustees	Managing Director, Sun Capital Advisers LLC since 2003. Associated with Sun Life Financial since 2001.	N/A	N/A
Richard R. Gable [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1970 Vice President	Since February, 2005 Serves at the discretion of the Trustees	Managing Director, Sun Capital Advisers LLC since 2006. Associated with Sun Life Financial since 1998.	N/A	N/A
Evan S. Moskovit[2] One Sun Life Executive Park Wellesley Hills, MA 02481 Born: 1965 Vice President	Since August, 2002 Serves at the discretion of the Trustees	Senior Managing Director, Sun Capital Advisers LLC since 2002. Associated with Sun Life Financial since 1989.	N/A	N/A
Maura A. Murphy, Esq. [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1960 Secretary	Since October, 1998 Serves at the discretion of the Trustees
Managing Director and Chief Counsel, since 2000, and Secretary since 1998, Sun Capital Advisers LLC.  Assistant Vice President and Senior Counsel, Sun Life Assurance Company of Canada (U.S.). Associated with Sun Life Financial since 1998.

			N/A	N/A
Thomas V. Pedulla [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1966 Vice President	Since February, 2003 Serves at the discretion of the Trustees	Senior Managing Director, Sun Capital Advisers LLC since 2000. Associated with Sun Life Financial since 1991.	N/A	N/A
Leo D. Saraceno[2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1962 Vice President	Since November, 2001 Serves at the discretion of the Trustees	Senior Managing Director, Sun Capital Advisers LLC since 2001. Associated with Sun Life Financial since 1986.	N/A	N/A
Michael A. Savage [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1964 Vice President	Since August 2002 Serves at the discretion of the Trustees	Managing Director, Sun Capital Advisers LLC since 2003. Associated with Sun Life Financial since 1993.	N/A	N/A
Bonnie L. Ward [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1950 Vice President	Since May 2006 Serves at the discretion of the Trustees	Director, Sun Capital Advisers LLC since 2004. Associated with Sun Life Financial since 1973.	N/A	N/A
Steven P. Wyman[2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1961 Vice President	Since August 2002 Serves at the discretion of the Trustees	Senior Managing Director, Sun Capital Advisers LLC since 2002. Associated with Sun Life Financial since 1997.	N/A	N/A

1 A trustee serves until his successor is elected or the Trust terminates; except that: (a) any trustee may resign by delivering to the other trustees or to any Trust officer a written resignation, (b) any trustee may be removed with or without cause by a written instrument signed by at least a majority of the then trustees, specifying the effective date of removal, (c) any trustee who requests to be retired, or who is declared bankrupt or has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other trustees, specifying the effective date of retirement, (d) the mandatory retirement age for any trustee that is not an interested person of the Trust shall be 72 years of age and the effective date of such mandatory retirement shall be December 31 of the calendar year during which such trustee turned 72 years of age, and (e) any trustee may be removed by at least a two-thirds vote of the outstanding shares of shareholders at any meeting of the shareholders.

2 An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act as a result of such person’s employment with Sun Capital Advisers LLC (“Sun Capital” or the “adviser”) or its affiliates.

The board of trustees has established an Audit Committee, consisting of four members, including a Chairman of the Committee.  The members of the Audit Committee are Michael P. Castellano (Chairman), Dawn-Marie Driscoll, Anthony C. Paddock, and William N. Searcy, Jr. (the “independent trustees”).  The functions performed by the Audit Committee of Independent Trustees are to oversee the integrity of the Trust’s accounting policies, financial reporting process and system of internal controls regarding finance and accounting.  The Audit Committee also monitors the independence and performance of the Trust’s independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the board of trustees.  This Committee held two meetings during the fiscal year ended December 31, 2006.

The board of trustees has also established a Valuation Committee consisting of six members, including all of the independent trustees.  The Valuation Committee members are James F. Alban, James M.A. Anderson, Michael P. Castellano, Dawn-Marie Driscoll, Anthony C. Paddock, and William N. Searcy, Jr.  The function of the Valuation Committee is to determine the value of securities held by the funds in instances where market quotations are not readily available or are considered unreliable.  The Valuation Committee held 16 meetings during the fiscal year ended December 31, 2006.

The board of trustees has also established a Dividend Committee consisting of three members.  The Dividend Committee members are James F. Alban, James M.A. Anderson and Susan J. Walsh.  The function of the Dividend Committee is to declare dividends necessary to meet federal income and excise tax requirements.  The Dividend Committee held two meetings during the fiscal year ended December 31, 2006.

The board of trustees has also established a Nominating and Governance Committee consisting of four members who are independent trustees.  The Nominating and Governance Committee members are Michael P. Castellano, Dawn-Marie Driscoll, Anthony C. Paddock, and William N. Searcy, Jr.  The functions of the Nominating and Governance Committee are (i) to identify and review the qualifications of candidates to serve as an independent trustee and determine whether to nominate candidates to the board of trustees and (ii) to oversee and make recommendations to the Board regarding fund governance-related matters, including, but not limited to: Board compensation practices, retirement policies, self-evaluations of effectiveness, review of possible conflicts of interest and independence issues involving Trustees, and allocations of assignments and functions of Board committees.

The Nominating and Governance Committee will consider Independent Trustees candidates recommended by the shareholders of any fund (i.e., the underlying variable annuity or variable life insurance contract owner).  Any recommendation should be submitted in writing to the Secretary of the Trust.  Any submission by shareholders should include at a minimum the following information as to each individual proposed for election or re-election as an Independent Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for the election of trustees and other information as required by the Nominating and Governance Committee.  Any such submission must also be submitted by such date and contain such other information as may be specified in the Trust’s By-laws.  The Nominating and Governance Committee held four meetings during the fiscal year ended December 31, 2006.

Set forth in the table below is the dollar range of equity securities held in the funds and the aggregate dollar range of securities in the fund complex beneficially owned by each trustee as of December 31, 2006.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael P. Castellano	N/A	None	None
Dawn-Marie Driscoll*	N/A	None	None
Anthony C. Paddock	N/A	None	None
William N. Searcy, Jr.	N/A	None	None
James M.A. Anderson**	N/A	None	None

*    Elected as Trustee effective June 2007.

**  An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.

The funds sell their shares exclusively to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts.  As a result, it should be noted that shares of the funds cannot be purchased directly by individual investors.  Shares of the funds are offered exclusively through variable annuity and variable life products.  [As of  May 31, 2007, the trustees and officers of the Trust as a group owned none of the outstanding shares of beneficial interest in any of the funds constituting series of the Trust as of such date.]

Trustee Compensation.  The Trust pays the trustees who are not interested persons of the Trust or the adviser for their service as trustees.  The trustees who are not affiliated as an officer or employee of the adviser or any of its affiliates each receive from the Trust an annual fee of $18,000, a $2,625 fee for each in-person trustees meeting attended, a $1,000 fee for certain telephonic trustees meetings attended, a $1,375 fee for each Committee meeting attended, plus reimbursement for out-of-pocket expenses incurred in attending such meetings.  The Independent Chairman of the Board (Mr. Searcy) receives from the Trust an annual retainer of $11,000 for services as Chairman.  The Chairmen of the Audit Committee (Mr. Castellano) and Nominating and Governance Committee (Mr. Paddock) receive an annual retainer of $4,000 and $2,000, respectively.  The following table sets forth the total fees which were paid to the trustees as of the funds’ fiscal year ended December 31, 2006.  The trustees who are officers or employees of the adviser or its affiliates in the Sun Life Financial group of companies are not paid by the Trust for their service as trustees.

Name of Independent Trustee	Aggregate Compensation Received From the Funds*	Pension or Retirement Benefits Accrued (As Part of Funds’ Expenses)	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex**
Michael P. Castellano	$0	$0	$0	$40,000
Dawn-Marie Driscoll ***	$0	$0	$0	$0
Anthony C. Paddock	$0	$0	$0	$37,000
William N. Searcy, Jr.	$0	$0	$0	$47,000

*      The funds had not commenced operations as of December 31, 2006.

**           As of December 31, 2006, there were seven funds in the fund complex.  As of the date of this SAI, there are [12] funds in the fund complex.

***  Elected as Trustee effective June 2007.

Material Relationships of the Independent Trustees.  For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the adviser, any subadviser or any of their affiliates acts as investment adviser.  For example, the related funds include all of the funds of the Trust.

As of December 31, 2006, none of the independent trustees, nor any of the members of their immediate families, beneficially owned any securities issued by the adviser, any subadviser or any other entity in a control relationship to the adviser or any subadviser.  During the calendar years of 2005 and 2006, none of the independent trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the adviser or any subadviser or any other entity in a control relationship to the adviser or any subadviser.  During the calendar years 2005 and 2006, none of the independent trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a “fund-related party”): (i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser or any subadviser; (vi) any affiliate of the adviser or any subadviser; or (vii) an officer of any such affiliate.

During the calendar years 2005 and 2006, none of the independent trustees, nor any members of their immediate families, had any relationship (the value of which exceeds $120,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the Trust’s trustees or officers has any arrangement with any other person pursuant to which the trustee or officer serves in that capacity.  During the calendar years 2005 and 2006, none of the independent trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) Sun Capital, or (vi) any other entity in a control relationship to the Trust.

The Investment Adviser.  Sun Capital Advisers LLC, the funds’ investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  The adviser is an indirect wholly-owned subsidiary of Sun Life Financial.  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934, with common shares listed on the Toronto, New York, and Philippine stock exchanges.  Sun Life Financial and its affiliates currently transact business in Canada, the United States, the United Kingdom, Asia and South America.

The adviser is a Delaware limited liability company and a registered investment adviser.

Terms of Investment Advisory and Management Agreements.  Each fund has entered into an investment advisory and management agreement with the adviser which was approved by the fund’s trustees.  Under the terms of each agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged.  In the case of SC Lord Abbett Growth & Income Fund, the adviser has engaged Lord, Abbett & Co. LLC to serve as subadviser to perform its investment management duties.  In the case of SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the adviser has engaged Goldman Sachs Asset Management, L.P. to serve as subadviser to perform its investment management duties.   In the case of SC PIMCO High Yield Fund, the adviser has engaged Pacific Investment Management Company LLC to serve as subadviser to perform its investment management duties.  The adviser has entered into agreements with Sun Life Assurance Company of Canada (U.S.) to utilize the resources and personnel of the company.

12.  In addition to providing advisory services, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations.  The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares, and provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent.
13.  For its advisory and management services, the adviser is paid a single, unified management fee.  Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include (i) the fees, to the extent relating to the fund, for custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services of external legal counsel to the Trust; (ii) fidelity bond insurance premiums; (iii) premiums for trustees and officers/errors and omissions insurance (other than insurance exclusively for trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust),(iv) the compensation (if any) of the Trustees and officers who are affiliated with the Manager; (v) industry association dues; (vi) the fund’s share of any commitment fee, facility fee, syndication or origination fee and interest charges for monies borrowed by the Trust on behalf of the fund, in each case, under a credit line maintained by the Trust; (vii) federal and state share registration fees; (viii) the costs of the preparation, printing and mailing of prospectuses and statements of additional information, shareholder reports, proxy statements and information statements except to the extent the responsibility of another party other than the fund, (ix) the cost and expense of shareholder and trustees’ meetings except to the extent the responsibility of another party other than the fund; and (x) all other expenses associated with the ordinary operations of the fund.
Each fund shall pay directly, (i) all brokerage commissions and dealer or underwriter spreads payable on portfolio brokerage transactions of the fund, including any portion paid in consideration of “research services” within the meaning of that term under Section 28(e) of the Securities Exchange Act of 1934, as amended; (ii) fees pursuant to a plan adopted under Rule 12b-1 under the 1940 Act; (iii) fees and expenses which are approved by the Board and allocable as “class expenses” (as that term is defined in Rule 18f-3 under the 1940 Act) to: (x) the “Service Class” of shares of the fund (or any class that is a successor thereto); and (y) any class of shares that may be established after the date hereof pursuant to a plan adopted pursuant to Rule 18f-3 under the 1940 Act; (iv) the fees and expenses of trustees who are not “interested persons” of the Trust (including counsel fees and costs); (v) premiums for trustees and officers errors and omissions insurance exclusively for persons who are not “interested persons” of the Trust; (vi) salaries and other compensation of any of the Trust’s officers or employees who are not officers, employees, directors, managers or members of the Manager or any subadviser of the fund, or any affiliate of the Manager or such subadviser; (vii) expenses incurred in securities lending, directed brokerage, brokerage recapture and similar revenue producing activities as approved by the Trust’s Board; and (viii) all extraordinary expenses, including interest charges other than those described above in connection with borrowing under a credit line maintained by the Trust; fees paid in lieu of dividends with respect to securities sold short; taxes; costs of litigation, other legal proceedings or claims and other extraordinary legal expenses or expenses for special consulting, expert or similar services in connection therewith; and the amount of any indemnities paid by the Fund.
Each of the following funds pays unified management fee the adviser on a monthly basis for its advisory and management services.  Each fee is calculated based on a stated percentage of the fund’s average daily net assets, as follows:

Fund	Asset Level	Fee
SC Lord Abbett Growth & Income Fund	All	0.87%

SC Goldman Sachs Mid Cap Value Fund	All	1.05%

SC Goldman Sachs Short Duration Fund	All	0.65%

SC PIMCO High Yield Fund	All	0.75%

The following table shows the total unified management fee paid by each fund to the adviser for the past three fiscal years.

Fund	Fiscal Year Ended December 31,
	2006	2005	2004
SC Lord Abbett Growth & Income Fund*	N/A	N/A	N/A
SC Goldman Sachs Mid Cap Value Fund*	N/A	N/A	N/A
SC Goldman Sachs Short Duration Fund*	N/A	N/A	N/A
SC PIMCO High Yield Fund	N/A	N/A	N/A

* The fund commenced operations on [             , 2007].

From time to time, the adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets.  The adviser has contractually agreed to not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the amounts shown in the table below.  The adviser has contractually agreed to maintain the expense limits until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund in accordance with an order issued by the Securities and Exchange Commission.  To the extent that a fund’s total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Fund	Contractual Expense Limitation
	Initial Class	Service Class
SC Lord Abbett Growth & Income Fund	0.87%	1.12%
SC Goldman Sachs Mid Cap Value Fund	1.07%	1.32%
SC Goldman Sachs Short Duration Fund	0.65%	0.90%
SC PIMCO High Yield Fund	0.75%	1.00%

The following table shows that the management fees for the past three fiscal years would have been absent these fee waivers:

Fund	Fiscal Year Ended December 31,
	2006	2005	2004
SC Lord Abbett Growth & Income Fund*	N/A	N/A	N/A
SC Goldman Sachs Mid Cap Value Fund*	N/A	N/A	N/A
SC Goldman Sachs Short Duration Fund*	N/A	N/A	N/A

* The fund commenced operations on [             , 2007].

Pursuant to the investment management agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each investment management agreement, each fund may use the name “Sun Capital” or any name derived from or similar to this name only for as long as the investment management agreement or any extension, renewal or amendment of the agreement remains in effect.  If a fund’s investment management agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser.  In addition, the adviser may grant the non-exclusive right to use the name “Sun Capital” or any similar name to any other corporation or entity, including but not limited to any investment company of which any Sun Life Financial subsidiary, any affiliate of the company or any successor to the business of the company is the investment adviser.

After an initial two-year period, each investment management agreement will continue in effect from year to year for each fund if approved by either the vote of the fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes.  Each investment management agreement may be terminated on 60 days’ written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Subadvisers.  The Trust and the adviser have engaged the services of Lord, Abbett & Co. LLC, in the case of SC Lord Abbett Growth & Income Fund and Goldman Sachs Asset Management, L.P., in the case of SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, to assist with the portfolio management of each fund.  Additional information about each subadviser is set forth in the prospectus.

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to SC Lord Abbett Growth & Income Fund.  Lord Abbett discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  Founded in 1929, Lord Abbett is an independent money management firm with assets under management of approximately $112 billion in 55 mutual fund portfolios and other advisory accounts as of December 29, 2006.

Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, 24th Floor, New York, New York 10005, serves as subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund.  GSAM discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  GSAM has been a registered investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co.  As of December 31, 2006, GSAM had assets under management of $627.6 billion.

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund.  PIMCO discharges its responsibilities subject to the policies of the board of trustees of the Trust and the oversight and supervision of the adviser.  Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds.  As of December 31, 2006, PIMCO had approximately $667.8 billion in assets under management.

Terms of Subadvisory Agreements.  For each subadvised fund, the subadviser has entered into a subadvisory agreement with the adviser and the Trust on behalf of the fund.  The subadviser is responsible for providing the subadvised fund with advice concerning the investment management of that fund’s portfolio.  This advice must be consistent with the investment objectives and policies of the subadvised fund.  The subadviser determines what securities shall be purchased, sold or held for the subadvised fund and what portion of the fund’s assets are held uninvested.

The adviser pays each subadviser out of its own resources; none of the subadvised funds has an obligation to pay the subadviser.  Each subadviser’s subadvisory fee rate is based on a stated percentage of each subadvised fund’s average daily net assets as follows:

        ::ODMA\PCDOCS\LEGALDOCS\83427\2

Fund	Asset Level	Fee
SC Lord Abbett Growth & Income Fund	$0 - $200 million $200 - $400 million Over $400 million	0.35% 0.275% 0.25%
SC Goldman Sachs Mid Cap Value Fund	All Assets	0.40%
SC Goldman Sachs Short Duration Fund	$0 - $250 million $250 - $500 million Over $500 million	0.18% 0.16% 0.14%
SC PIMCO High Yield Fund	All Assets	0.25%

The following table shows the total subadvisory fees paid by the adviser on behalf of each fund to its subadviser for the past three fiscal years.

Fund	Fiscal Year Ended December 31,
	2006	2005	2004
SC Lord Abbett Growth & Income Fund*	N/A	N/A	N/A
SC Goldman Sachs Mid Cap Value Fund*	N/A	N/A	N/A
SC Goldman Sachs Short Duration Fund*	N/A	N/A	N/A
SC PIMCO High Yield Fund*	N/A	N/A	N/A

*  The fund commenced operations on [             , 2007].

Each subadviser is responsible for bearing its own costs of providing services to a subadvised fund.  Each subadviser will not be responsible for (i) the subadvised fund’s legal, auditing and accounting expenses; (ii) expenses of maintenance of the subadvised fund’s books and records, including computation of the subadvised fund’s daily net asset value per share and dividends; (iii) interest, taxes, governmental fees and membership dues incurred by the subadvised fund; (iv) fees of the subadvised fund’s custodians, transfer agents, registrars or other agents; (v) expenses of preparing the subadvised fund’s share certificates; (vi) expenses relating to the redemption or repurchase of the subadvised fund’s shares; (vii) expenses of registering and qualifying the subadvised fund’s shares for sale under applicable federal and state laws; (viii) expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to subadvised fund investors (except that each subadviser will be responsible for costs associated with supplements to such documents and regulatory filing requirements necessitated by a change of control of the subadviser or a change in the portfolio manager or managers assigned by the subadviser to manage the subadvised fund); (ix) cost of subadvised fund stationery; (x) costs of trustee, shareholder and other meetings of the Trust or the subadvised fund (except that each subadviser will be responsible for costs necessitated by any change of control of the subadviser); (xi) traveling expenses of officers, trustees and employees of the Trust or the subadvised fund; (xii) fees of the Trust’s trustees and salaries of any officers or employees of the Trust or the subadvised fund; and (xiii) the subadvised fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust or the subadvised fund and their officers and trustees.

Under each subadvisory agreement, the subadviser is responsible for making specific decisions to buy and sell securities for the subadvised fund.  Each subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.

Under each subadvisory agreement, the subadviser is not liable for any loss sustained by reason of the adoption of any investment policy or for any security transaction based on the subadviser’s good faith recommendation.  Each subadviser will be liable for losses due to (a) the subadviser’s causing the subadvised fund to violate any federal or state law, rule or regulation or any subadvised fund’s investment policy or restriction, (b) the subadviser’s causing the subadvised fund to fail the diversification requirements of Section 817(h) of Subchapter L of the Code, or the diversification or source of income requirements of Subchapter M of the Code, or (c) the subadviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement provides that the subadviser will indemnify and hold harmless the adviser, its affiliated persons and the subadvised fund (collectively, the “Indemnified Persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any Indemnified Person to the extent resulting, in whole or in part, from any of the subadviser’s acts or omissions specified in (a), (b) or (c) above, any breach of any duty or warranty thereunder of the subadviser or any inaccuracy of any representation of the subadviser made thereunder, provided, however, that nothing contained therein will provide indemnity to any Indemnified Person for liability resulting from its own willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of such duties.

Each subadvisory agreement will continue in effect from year to year for each subadvised fund if approved by either the vote of the subadvised fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes.  The subadvisory agreement may be terminated on 60 days’ written notice by the subadvised fund or adviser or by a vote of a majority of the outstanding voting securities of the subadvised fund.  Each subadvisory agreement may be terminated by the subadviser upon 120 days notice.

Restrictions on Personal Trading.  In order to avoid conflicts with portfolio trades for the funds, the adviser and subadvisers have each adopted a code of ethics pursuant to Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”).  Pursuant to Rule 17j-1 under the 1940 Act, the board of trustees of the Trust adopted a code of ethics for the Trust and approved the code of ethics of the adviser and each subadviser.  The codes of ethics permit personnel to invest in securities, including securities that may be purchased or held by a fund, subject to specified restrictions on personal securities trading.

Some of the adviser’s restrictions include pre-clearance for all personal trades and a prohibition on the purchase of limited offerings and initial public offerings without prior written approval.  These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates.  The adviser provides the Trust’s board of trustees with a quarterly certification of the adviser’s compliance with its code of ethics and a report of any significant violations of its code.

Because each subadviser is an entity not otherwise affiliated with the Trust or the adviser, the subadviser has responsibility for monitoring the personal trading activities of the subadviser’s personnel.  Each subadviser provides the adviser with a quarterly certification of the subadviser’s compliance with its code of ethics and a report of any significant violations of its code.

Allocation of Investment Opportunities.  Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser, subadviser or any of their affiliates provides investment advice.  Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security.  If opportunities for purchase or sale of securities by the adviser or subadviser for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them.  To the extent that transactions on behalf of more than one client of the adviser, subadviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Administrator.  State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, is the funds’ administrator.  State Street is responsible for managing the funds’ business affairs.  State Street’s services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds’ business.  The adviser pays State Street Bank & Trust Company’s costs for serving as the funds’ administrator out of the adviser’s unified management fee.

        ::ODMA\PCDOCS\LEGALDOCS\83427\2

For the periods ended December 31, 2006, 2005 and 2004, each of the funds paid the administrator as follows:

Fund	2006	2005	2004
SC Lord Abbett Growth & Income Fund*	N/A	N/A	N/A
SC Goldman Sachs Mid Cap Value Fund*	N/A	N/A	N/A
SC Goldman Sachs Short Duration*	N/A	N/A	N/A
SC PIMCO High Yield Fund*	N/A	N/A	N/A

* The fund commenced operations on [__________, 2007].

Transfer Agent.  State Street Bank & Trust Company is the transfer agent for the funds.  The adviser pays State Street Bank & Trust Company’s costs for serving as the funds’ transfer agent out of the adviser’s unified management fee.

Custodian.  Each fund’s portfolio securities are held pursuant to a master custodian agreement between the adviser, the Trust and State Street Bank & Trust Company.  Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.  The adviser pays State Street Bank & Trust Company’s costs for serving as the funds’ custodian out of the adviser’s unified management fee.

Independent Registered Public Accounting Firm.  The board of trustees has selected [  ], [address] as the funds’ independent registered public accounting firm.

Legal Counsel.  Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109 serves as legal counsel to the Trust.

Proxy Voting Policies.  The adviser’s and subadvisers’ proxy voting policies with respect to the funds are attached as Appendix B.  Information regarding how each fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 800-432-1102 x1687; and (2) on the SEC’s website at http://www.sec.gov.

PORTFOLIO MANAGERS

Potential Conflicts of Interest Concerning Portfolio Managers.  When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  Sun Capital and each of the subadvisers have adopted procedures that are intended to monitor compliance with policies referred to in the following paragraphs designed to ensure the fair and equitable treatment of accounts.  Generally, the risks of such conflicts of interest are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

Each subadviser has provided additional information about potential conflicts affecting their portfolio managers.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements.  If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.  This conflict may arise with respect to any of the managers of the funds.  Sun Capital and the subadvisers have policies and procedures designed to address such conflicts so that all client accounts receive fair and equitable treatment.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When the adviser or a subadviser is seeking to trade the same security on substantially similar terms for more than one account, the adviser and the subadvisers may “bunch” such orders, which means that the trades for the individual accounts are aggregated and each account receives the same average execution price.  There are some types of accounts as to which bunching may not be possible for various reasons, including contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Sun Capital or the subadvisers will place the order in a manner intended to result in as favorable a price as possible for such client.  This conflict may arise with respect to any of the managers of the funds.  Sun Capital and the subadvisers have policies and procedures designed to address these trade order conflicts.

A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, or if the significance of the performance of other accounts in calculating the bonus is less because of their size, the measurement periods or other differences, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.  This conflict may arise with respect to [Lord Abbett managers Eli M. Salzmann and Sholom Dinsky and GSAM managers Melissa R. Brown, Robert C. Jones, Jonathan A. Beinner, Thomas J. Kenny, James B. Clark, Christopher Sullivan, James P. McCarthy, Mark Van Wyk, and Peter D. Dion, and PIMCO manager Mark T. Hudoff.  Similarly, if an advisory firm receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.  This conflict relating to performance fees may arise for the Lord Abbett managers Eli M. Salzmann and Sholom Dinsky, GSAM managers Melissa R. Brown, Robert C. Jones, James B. Clark, Christopher Sullivan, James P. McCarthy, Mark Van Wyk, and Mark T. Hudoff.

A portfolio manager may favor an account if the portfolio manager or his or her employer has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager or his or her employer held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.  This conflict may arise with respect to any of the portfolio managers of the funds, to the extent that a portfolio manager begins to manage accounts in which the portfolio manager or his or her employer has a beneficial interest.  Sun Capital and the subadvisers, however, have policies and procedures designed to treat all accounts fairly, which may include code of ethics requirements imposing certain trading restrictions and reporting obligations for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise.  For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or the account that is short.  Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.  This conflict may arise with respect to any of the managers of the funds.  Sun Capital and the subadvisers developed policies and procedures, which may include assigning portfolio managers so as to avoid such conflicts, to address the simultaneous management of multiple client accounts so that all clients receive fair and equitable treatment.

A further discussion of the conflicts of interest that may arise with respect to the adviser and each subadviser and their respective managers is set forth below.

Steps Taken by Sun Capital to Address Potential Conflicts.  Sun Capital may manage numerous accounts with similar or identical investment objectives or may manage accounts with different objectives that may trade in the same securities.  Despite such similarities, portfolio decisions will differ from client to client.  Sun Capital will not necessarily purchase or sell the same securities at the same time or in the same proportionate amounts for all eligible clients.  Further, in many instances, such as purchases of private placements or oversubscribed public offerings, it may not be possible or feasible to allocate a transaction pro rata to all eligible clients.  Therefore, not all clients will necessarily participate in the same investment opportunities or participate on the same basis.  In addition, Sun Life Financial proprietary accounts and pooled vehicles, such as pension plans, in which Sun Capital’s personnel have a beneficial interest, may buy or sell the same securities that Sun Capital recommends to its clients.

It is Sun Capital’s policy to manage all its client accounts fairly and in good faith, and to seek best execution for all transactions.  Consistent with this policy, Sun Capital has adopted policies and procedures, including brokerage and allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Sun Capital monitors a variety of areas, including compliance with fund investment guidelines, the allocation of IPOs, and compliance with Sun Capital’s Code of Ethics.

Sun Capital has also adopted policies and procedures relating to the aggregation of trade orders and allocation of investment opportunities when trade orders are not completely filled.  Sun Capital may, but need not, aggregate or “bunch” orders for accounts for which it has investment discretion in circumstances in which Sun Capital believes that bunching will result in a more favorable overall execution.  Sun Capital may bunch a client’s trades with trades of other clients and with trades of Sun Life Financial proprietary accounts and pooled vehicles in which Sun Capital’s personnel have a beneficial interest.  In those instances where aggregated orders are not completely filled, Sun Capital will generally allocate the order among participating accounts pro rata on the basis of order size.  In allocating investments among various clients (including in what sequence orders for trades are placed), however, it is Sun Capital’s policy to allocate investment opportunities on a basis that Sun Capital in good faith believes is fair and equitable to each client over time.

Sun Capital has adopted policies and procedures relating to the selection of broker-dealers to execute trades for client accounts.  Sun Capital’s primary objective in the selection of broker-dealers is to obtain the best combination of price and execution under the particular circumstances.  Sun Capital periodically reviews brokerage placement and the reasonableness of commissions and conducts an annual review of brokerage policies and practices.

Sun Capital, its affiliated entities and their respective personnel may invest for their own accounts in securities that Sun Capital Advisers recommends to, or purchases or sells for, Sun Capital’s clients.  Sun Capital has adopted a Code of Ethics that governs the conduct and reporting of personal securities transactions by its access persons.  The Code of Ethics is designed to minimize conflicts with transactions and recommendations made for or on behalf of clients.

Other Accounts Managed by Portfolio Managers – Lord Abbett.  The table below provides information as of December 31, 2006 concerning other accounts managed by the persons employed by Lord Abbett who are primarily responsible for the day-to-day management of the portfolio of the SC Lord Abbett Growth & Income Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Eli M. Salzmann
Other Registered Investment Companies	11	$28,448.2
Other Pooled Vehicles	9	$791.8
Other Accounts	45,132	$19,032.7
Sholom Dinsky
Other Registered Investment Companies	11	$28,448.2
Other Pooled Vehicles	9	$791.8
Other Accounts	45,132	$19,032.7

Performance Fees – Lord Abbett.  Each of the Lord Abbett portfolio managers manage one account with a performance-based fee.  This account had total assets of approximately $262.9 million as of December 31, 2006.

Compensation – Lord Abbett.  Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions.  The level of compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.  These factors include the portfolio manager’s investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors.  Investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets, or the profitability of the investment manager’s unit.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a portfolio manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett believes this incentive focuses portfolio managers on the impact their portfolio’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to an portfolio manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Steps Taken by Lord Abbett to Address Potential Conflicts of Interest.  Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the SC Lord Abbett Growth & Income Fund and the investments of other accounts referenced in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the SC Lord Abbett Growth & Income Fund and other accounts with similar investment objectives and policies.  A portfolio manager potentially could use information concerning the SC Lord Abbett Growth & Income Fund’s transactions to the advantage of other accounts and to the detriment of the SC Lord Abbett Growth & Income Fund.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the SC Lord Abbett Growth & Income Fund.  Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the SC Lord Abbett Growth & Income Fund and the investments of the other accounts referenced in the table above.

Other Accounts Managed by Portfolio Managers – GSAM.  The table below provides information as of December 31, 2006 concerning other accounts managed by the persons who are employed by GSAM who are primarily responsible for the day-to-day management of the portfolio of SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund.

Manager	Total # of Accounts	Total Assets Under Management (MM)
Melissa R. Brown
Other Registered Investment Companies	66	24,207
Other Pooled Vehicles	42	19,122
Other Accounts	641	21,742
Robert C. Jones
Other Registered Investment Companies	66	24,207
Other Pooled Vehicles	42	19,122
Other Accounts	641	21,742
Jonathan A. Beinner
Other Registered Investment Companies	32	24,056
Other Pooled Vehicles	61	26,809
Other Accounts	1,639	132,464
Thomas J. Kenny
Other Registered Investment Companies	32	24,056
Other Pooled Vehicles	61	26,809
Other Accounts	1,639	132,464
Christopher Sullivan
Other Registered Investment Companies	14	6,647
Other Pooled Vehicles	25	11,911
Other Accounts	268	49,619
James B. Clark
Other Registered Investment Companies	14	6,647
Other Pooled Vehicles	25	11,911
Other Accounts	268	49,619
James P. McCarthy
Other Registered Investment Companies	8	4,749
Other Pooled Vehicles	1	514
Other Accounts	65	15,929
Mark Van Wyk
Other Registered Investment Companies	21	9,010
Other Pooled Vehicles	19	10,985
Other Accounts	323	74,650
Peter D. Dion
Other Registered Investment Companies	20	10,989
Other Pooled Vehicles	19	10,985
Other Accounts	313	71,071

Performance Fees – GSAM.  The GSAM portfolio managers manage certain accounts with a performance-based fee as set forth in the table below:

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management
Melissa R. Brown	47	14,373
Robert C. Jones	47	14,373
Jonathan A. Beinner	65	27,034
Thomas J. Kenny	65	27,034
Christopher Sullivan	11	7,796
James B. Clark	11	7,796
James McCarthy	7	4,799
Mark Van Wyk	16	12,161
Peter D. Dion	16	12,161

Compensation – GSAM.

SC Goldman Sachs Mid Cap Value Fund.  GSAM provides compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus.  The year-end performance bonus is a function of each professional’s individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.

Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure.  An individual’s compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

The portfolio management team’s performance measures are aligned with GSAM’s goals to: (1) exceed benchmark over one-year and three-year periods; (2) manage portfolios within a defined range around a targeted tracking error; (3) perform consistently with objectives and client commitments; (4) achieve top tier rankings and ratings; and (5) manage all similarly mandated accounts in a consistent manner.

Performance-related remuneration for portfolio managers is significantly influenced by the following criteria: (1) overall portfolio performance and consistency of performance over time; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process.

In addition, detailed portfolio attribution is critical to the measurement process.

The benchmark for the SC Goldman Sachs Mid Cap Value Fund is the Russell Midcap® Value Index.

SC Goldman Sachs Short Duration Fund.  GSAM’s compensation package for its portfolio managers is comprised of a base salary and performance bonus.  The base salary is fixed.  However, the performance bonus is a function of each portfolio manager’s individual performance; the GSAM Fixed Income Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees; his or her contribution to the overall performance of the GSAM Fixed Income team; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.  Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure.

The performance bonus for portfolio managers is significantly influenced by the following criteria:  (1) overall pre-tax portfolio performance; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process.  In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined: (1) whether the teams’ performance exceeded performance benchmarks over one-year and three-year periods (for Fund specific benchmarks please see below); (2) whether the team managed portfolios within a defined range around a targeted tracking error; (3) whether the team performed consistently with objectives and client commitments; (4) whether the team achieved top tier rankings and ratings (a consideration secondary to the above); and (5) whether the team managed all similarly mandated accounts in a consistent manner.

The benchmark for measuring performance of the SC Goldman Sachs Short Duration Fund is the Two-Year U.S. Treasury Note Index.

All GSAM Sub-advised Funds.  In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements.  Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives.  In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Steps Taken by GSAM to Address Potential Conflicts of Interest.  GSAM’s portfolio managers are often responsible for managing one or more of the funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds.  A GSAM portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the funds and may also have a performance-based fee.  The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner.  To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.  In addition, GSAM and the funds have adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account.  GSAM conducts periodic reviews of trades for consistency with these policies.

Other Accounts Managed by Portfolio Managers – PIMCO.  The table below provides information as of December 31, 2006 concerning other accounts managed by Mark T. Hudoff of PIMCO, who is primarily responsible for the day-to-day management of the portfolio of the SC PIMCO High Yield Fund.

Manager	Total # of Accounts	Total Assets Under Management
Mark T. Hudoff
Other Registered Investment Companies	1	$56.60MM
Other Pooled Vehicles	18	$6,007.10
Other Accounts	13	$2,223.84

Performance Fees ─  PIMCO.  As of December 31, 2006, the PIMCO portfolio manager managed one account with a performance-based fee.

Compensation ─  PIMCO.  PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
•	Amount and nature of assets managed by the portfolio manager;
•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
•	Contributions to asset retention, gathering and client satisfaction;
•	Contributions to mentoring, coaching and/or supervising; and
•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Steps Taken by PIMCO to Address Potential Conflicts of Interest.  From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to- day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Share Ownership by Portfolio Managers.  Each of the funds is offered solely as an investment funding vehicle supporting variable annuity and variable life contracts issued by insurance companies affiliated with Sun Life Financial Inc.  Shares of the funds are not available directly to the general public or to any individual investor.  As of the date of this statement of additional information, none of the portfolio managers beneficially owned shares of any fund.

PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

Principal Underwriter.  Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, is the principal underwriter and general distributor for the Trust in connection with the continuous offering of its shares.  Clarendon, a registered broker-dealer, also acts as principal underwriter for variable annuities and variable life insurance issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”) and affiliated insurance companies.  Clarendon is a wholly-owned subsidiary of Sun Life U.S., which is an indirect subsidiary of Sun Life Financial.

The funds have entered into an underwriting agreement with Clarendon pursuant to which Clarendon agrees to serve as principal underwriter for the distribution of fund shares.  The underwriting agreement provides that Clarendon will bear all of the expenses it incurs in connection with the distribution of the funds’ shares, and that Clarendon will receive distribution and service fees from the Trust pursuant to a distribution plan for the Service Class shares of the Trust (discussed below).

The underwriting agreement was approved by the trustees to be effective on [____________, 2007], and will remain in effect from year to year for each fund if approved by the vote either of the fund’s shareholders or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes.  The underwriting agreement may be terminated with respect to any fund on 60 days’ written notice, without payment of any penalty, by the board of trustees of the Trust, by a vote of a majority of the outstanding shares of the relevant fund or by Clarendon.

Distribution and Service Plan (Service Class only).  The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class shares (the “Plan”), pursuant to which distribution and service fees are paid to Clarendon.  Because the fees are paid out of the funds’ assets, attributable to the Service Class shares on an on-going basis, over time these fees will increase the cost of your investment in Service Class shares and may cost you more than paying other types of sales charges.

Pursuant to the Plan, the Trust pays Clarendon to finance any activity primarily intended to result in the sale of Service Class shares, provided the categories of expenses are approved by the board of trustees.  The board of trustees has approved the following categories of expenses in respect of which, compensation may be paid under the Plan:

compensation to and expenses (including overhead, travel and telephone expenses) of Clarendon and any of its affiliates and any of their respective officers, sales representatives and employees who engage in the distribution of Service Class shares;

printing and mailing of prospectuses, statements of additional information and reports for other than existing holders of variable annuity or variable life insurance contracts investing indirectly in Service Class shares (“Variable Contracts”);

compensation (including incentive compensation) to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts;

expenses relating to the development, preparation, printing and mailing of Trust advertisements, sales literature and other promotional materials describing and/or relating to the Trust Service Class shares;

expenses of holding seminars and sales meetings designed to promote the distribution of Trust Service Class shares;

expenses of obtaining information and providing explanations to Variable Contract owners regarding Trust investment objectives and policies and other information about the Trust and its series, including the performance of the series;

expenses of training sales personnel regarding the Trust Service Class shares;
expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Trust Service Class shares; and
expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Trust Service Class shares attributable to such accounts.

The Plan is of a type commonly known as a “compensation” plan.  The fees of the Trust payable to Clarendon pursuant to the Plan are accrued daily at a rate with respect to each fund which may not exceed 0.25% of the fund’s average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon or others.  Consequently, Clarendon may make a profit under the Plan.

The Plan was adopted because of its anticipated benefit to the funds.  These anticipated benefits include: increased promotion and distribution of each fund’s shares, an enhancement in each fund’s ability to maintain accounts and improve asset retention, increased stability of net assets for the funds, increased stability in each fund’s positions, and greater flexibility in achieving investment objectives.

In accordance with the Plan, Clarendon will provide to the fund for review by the board of trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made.  In the board of trustees’ quarterly review of the Plan, they will consider the continued appropriateness and the level of reimbursement or compensation the Plan provides.

Because amounts paid pursuant to a Plan are paid to Clarendon, the funds’ underwriter, Clarendon and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan.  The officers of the Trust, including Mr. Anderson, who also serves as a trustee, are employees and officers of affiliates of Clarendon, and thus may be considered to have a direct or indirect financial interest in the Plan.  None of the Independent Trustees has a direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

The Plan’s adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act.  The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby.  Any material amendment to the Plan must also be approved by the trustees in the manner provided in Rule 12b-1.

For the fiscal year ending December 31, 2006, the Trust paid $224,001 to Clarendon under the Plan.  The funds’ Service Class shares commenced operations on [             , 2007].  The Plan was approved by the board of trustees effective February 1, 2004, with respect to the other series of the Trust, and effective [              , 2007], with respect to the funds.

INFORMATION ABOUT THE TRUST’S HISTORY AND ORGANIZATION

Description of the Trust’s Shares.  The Trust is an open-end management investment company.  Certain funds of the Trust are offered pursuant to a separate prospectus and statement of additional information.  Each fund of the Trust discussed herein is diversified.  The Trust is a statutory trust organized under Delaware law.  The trustees are responsible for the management and supervision of the funds.  The declaration of trust, dated July 13, 1998, as amended, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value.  Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate funds, without further action by shareholders.  As of the date of this statement of additional information, the trustees have authorized [12] funds.  Additional funds may be added in the future.  The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other funds of the Trust, into one or more classes.  Pursuant thereto, the trustees have authorized the issuance of two classes of shares of the Trust, designated as Initial Class shares and Service Class shares.

Each share of a class of a fund represents an equal proportionate interest in the assets belonging to that fund.  When issued, shares are fully paid and nonassessable.  In the event of liquidation of a fund, shareholders of each class of the fund are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders.  The Trust reserves the right to create and issue additional funds or classes of shares, in which case the shares of each class of a fund would participate equally in the earnings, dividends and assets allocable to that class of the particular fund.  Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

The shares of each class of a fund represent an interest in the same portfolio of investments of a fund.  Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution fees and may bear other expenses properly attributable to the particular class.  Service Class shareholders of a fund have exclusive voting rights with respect to the Rule 12b-1 Plan adopted by holders of those shares in connection with the distribution of shares.

In accordance with the provisions of the declaration of trust, the trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote.  The trustees may determine in the alternative, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

As of March 31, 2007, 100% of the outstanding voting securities of the funds were owned by separate accounts of Sun Life U.S., Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”), and the general account of Sun Life Assurance Company of Canada (“Sun Life of Canada”).  The percentages owned by each insurance company are set forth in the table below.  Based on these percentages, Sun Life (U.S.) is presumed to control (as that term is defined in the 1940 Act) of all of the funds.

Fund	Percentage of Outstanding Voting Securities Owned
	Sun Life (U.S.)	Sun Life (N.Y.)	Sun Life of Canada
SC Lord Abbett Growth & Income Fund*	[ ]	[ ]	[ ]
SC Goldman Sachs Mid Cap Value Fund*	[ ]	[ ]	[ ]
SC Goldman Sachs Short Duration Fund*	[ ]	[ ]	[ ]
SC PIMCO*	[ ]	[ ]	[ ]

* The fund commenced operations on [___________, 2007.]

Each insurance company is the legal owner of shares attributable to variable annuities and variable life insurance policies issued by its separate accounts, and has the right to vote those shares.  Pursuant to the current view of the SEC staff, however, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable annuities or variable life insurance policies issued by that separate account.  In addition, all fund shares held by the general account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received.

The rights, if any, of variable contract holders to instruct an insurance company as to how to vote the shares of a fund are governed by the insurance company’s variable contract.  For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders.  Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares.  At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation.  In addition, the declaration of trust expressly provides that the Trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law.  It is possible that the Trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To guard against this risk, the declaration of trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees, (ii) provides for the indemnification out of Trust or fund property of any shareholders held personally liable for any obligations of the Trust or of the fund and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations.  In the light of Delaware law, the nature of the Trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust.  The declaration of trust does not authorize the Trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES

For purposes of calculating the net asset value (“NAV”) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange at their last sale price on the day of valuation.  The funds generally value equity securities traded on the NASDAQ stock market at the NASDAQ official closing price.  The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the mean between the closing bid and asked prices.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if in the opinion of the adviser any quotation or market price is not representative of true market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded.  The fund’s custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars as of the close of the London exchange on the date of determining a fund’s NAV.  If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, the funds may value their assets by a method that the trustees believe accurately reflects fair value.

Each fund determines the NAV of each class of its shares each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund’s net assets attributable to each class of shares by the number of shares of such class outstanding.  On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will normally be valued at the prior day’s close with the current day’s exchange rate.  Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a fund’s NAV is not calculated.  Consequently, a fund’s portfolio securities may trade and the NAV of that fund’s shares may be significantly affected on days when a shareholder has no access to that fund.

Each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners to purchase or redeem shares of the funds each business day.  That night, all orders received by that insurance company by the close of regular trading on the New York Stock Exchange on that business day are aggregated, and the insurance company transmits to the fund a net purchase or redemption order for shares of one or more funds by 9:30 a.m. on the morning of the next business day.  These orders are normally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners’ orders to the insurance companies and the insurance companies’ orders to a fund.  If an insurance company transmits orders to a fund after 9:30 a.m., the insurance company’s orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.

Redemptions in Kind.  Although the funds would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the trustees.  When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred.  The fund will value securities for the purpose of making a redemption payment at the same value used in determining NAV.

TAXES

Each fund is treated as a separate entity for U.S. federal income tax purposes.  Each fund intends to elect to be treated and to qualify each taxable year as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As such, each fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets.  Each fund that meets all such requirements will not be subject to U.S. federal income tax on all investment company taxable income and net capital gain earned by such fund, which are distributed to shareholders in accordance with the timing and other requirements of the Code.

In order to qualify as a regulated investment company under the Code, each fund must, among other things, (a) derive at least 90% of its gross income for its taxable year from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”); and (b) diversify its holdings so that, at the end of each quarter of each taxable year: (1) at least 50% of the value of the fund’s total assets is represented by (i) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (ii) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the fund’s total assets is invested in (i) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (ii) the securities (other than securities of other regulated investment companies) of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more qualified publicly traded partnerships.

Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts.  These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts.  Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund.  Specifically, the Treasury regulations provide that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies.  Failure by a separate account to satisfy the Section 817(h) requirements would generally result in adverse tax treatment of the variable contract holders by causing the variable contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  In addition, failure by a fund to qualify as a regulated investment company would subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If “seed money” contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts required to be but not distributed under a prescribed formula.  The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund’s ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax.  Each fund intends generally to seek to avoid liability for this tax.

Dividends from net long-term capital gain in excess of net short-term capital loss (net capital gain) are treated as long-term capital gain without regard to the length of time a shareholder has held shares of the fund and dividends from investment company taxable income (which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains) are treated as ordinary income for U.S. federal income tax purposes, whether paid in cash or reinvested in additional shares.  Redemptions of fund shares are also potentially taxable transactions.  Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contacts, and not by the owners of these variable contracts.  Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.  An insurance company should consult its own tax adviser regarding whether these dividends and share redemption proceeds received by separate accounts result in U.S. federal income tax liability for the insurance company if they are allocated to reserves for, or used to pay distributions on, the applicable variable contracts.

Any dividend declared by a fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Any dividend (except a daily dividend) paid by a fund shortly after a shareholder’s purchase of shares will have the effect of reducing the net asset value per share by the amount of the dividend distribution.  Although such dividends are, in effect, a partial return of the shareholder’s purchase price, they may be characterized as ordinary income or capital gain as described above.

If a fund acquires any equity interest (which under Treasury regulations that may be promulgated in the future will generally include not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), that fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders.  The fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  Elections may generally be available to ameliorate these adverse tax consequences, but such elections could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash.  These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income.  Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain futures contracts and options relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to a fund’s investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test.  If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

Each fund that invests in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains, with respect to its investments in those countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.  The funds do not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by a fund with the result that shareholders will not be entitled to a tax deduction or credit for such taxes on their tax returns.

Investments in debt obligations that are at risk of or in default may present special tax issues for a fund.  Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable.  These and any other issues will be addressed by a fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Each fund that invests in certain pay in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently) generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.  However, each fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax.  Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

For U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, for up to eight years following the year of the loss.  To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of fund shares are potentially taxable transactions for shareholders that are subject to tax.  Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances.  Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.  Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in the same fund (including through automatic reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.  In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders or regulated investment companies are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.  Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Options written or purchased and futures contracts entered into by a fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward transactions may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out.  The tax rules applicable to these contracts may affect the characterization of some capital gains as long-term or short-term.  Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss.  Additionally, a fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by a fund under Section 1259 of the Code.  Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amount, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash.  Losses on certain options, futures or forward contracts and/or offsetting positions (fund securities or other positions with respect to which a fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term.  Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph.  The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s income and gains or losses and hence of its distributions to shareholders.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions.  The discussion does not address special tax rules applicable to insurance companies.  Shareholders and contract holders should consult their own tax advisers on these matters and on state, local and foreign tax laws.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser or subadviser and the officers of the Trust pursuant to recommendations made by the portfolio managers.  Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser or subadviser, will offer the best price and market for the execution of each transaction.  Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a “spread.”

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.  In other countries, both debt and equity securities are traded on exchanges at fixed commission rates.  Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund’s primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions.  This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information (including, for example, proprietary research, publications, and access to databases) and to a lesser extent statistical assistance furnished to the adviser or subadviser, and their value and expected contribution to the performance of the fund.  It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser or subadviser.  The receipt of research information is not expected to reduce significantly the expenses of the adviser or subadviser.  The research information and statistical assistance furnished by brokers and dealers may benefit other advisory clients, including affiliated clients, of the adviser or subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser or subadviser may result in research information and statistical assistance beneficial to the funds.  The funds will not make commitments to allocate portfolio transactions on any prescribed basis.  While the adviser’s and subadviser’s officers will be primarily responsible for the allocation of each fund’s brokerage business, those policies and practices must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission, or in the case of riskless principal transactions, transaction costs in excess of the commission which another broker would have charged for effecting that transaction.  This practice is subject to a good faith determination by the adviser or subadviser that the price is reasonable in light of the services provided viewed either in terms of the specific transaction involved in the adviser’s or subadviser’s overall duties to the accounts or the policies that the trustees may adopt from time to time.

During the fiscal year ended December 31, 2006, none of the funds directed brokerage transactions to a broker in recognition of third party research services provided to the fund’s adviser or subadviser.

Fund (Both Classes)	Principal Amount of Transaction	Commissions Paid in Transactions
SC Lord Abbett Growth & Income Fund*	N/A	N/A
SC Goldman Sachs Mid Cap Value Fund*	N/A	N/A
SC Goldman Sachs Short Duration Fund*	N/A	N/A
SC PIMCO High Yield Fund*	N/A	N/A

* The fund commenced operations on [_________, 2007.]

Other investment advisory clients advised by the adviser or subadviser may also invest in the same securities as the funds.  When these clients buy or sell the same securities at substantially the same time, the adviser or subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser or subadviser believes to be equitable to each client, including the funds.  In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it.  On the other hand, to the extent permitted by law, the adviser or subadviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

The following table shows the aggregate amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2006, 2005, and 2004:

Fund	2006	2005	2004
SC Lord Abbett Growth & Income Fund*	N/A	N/A	N/A
SC Goldman Sachs Mid Cap Value Fund*	N/A	N/A	N/A
SC Goldman Sachs Short Duration Fund*	N/A	N/A	N/A
SC PIMCO High Yield Fund*	N/A	N/A	N/A

* The fund commenced operations on [__________, 2007.]

Affiliated brokers.  Pursuant to procedures determined by the trustees and subject to the general policies of the Trust and Section 17(e) of the 1940 Act, each subadviser may place securities transactions, including agency cross trades, with brokers with whom it is affiliated (“Affiliated Brokers”).

Section 17(e) of the 1940 Act limits to “the usual and customary broker’s commission” the amount which can be paid by a fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange.  The board of trustees, including a majority of the trustees who are not “interested persons” of the Trust or the adviser, has adopted procedures designed to comply with the requirements of Section 17(e) and Rule 17e-1 promulgated thereunder to ensure that the broker’s commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

A transaction would not be placed with an Affiliated Broker if a fund would have to pay a commission rate less favorable than similar charges for comparable transactions for their other unaffiliated customers.  No fund will engage in principal transactions with Affiliated Brokers.  When appropriate, however, orders for the account of a fund placed by Affiliated Brokers may be combined with orders of their respective clients, in order to obtain a more favorable commission rate.  When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

At least annually, each subadviser which uses Affiliated Brokers will furnish to the Trust a statement setting forth the total amount of all compensation retained by the Affiliated Broker in connection with effecting transactions for the account of a fund, and the board of trustees reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith.  In addition, each subadviser does not allocate trades to affiliates in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.”

As of the date of this statement of additional information, none of the funds have commenced operations and therefore do not hold securities of a regulated broker-dealer that derives more than 15% of gross revenues from securities-related activities.

        ::ODMA\PCDOCS\LEGALDOCS\83427\2

FINANCIAL STATEMENTS

The Trust’s audited financial statements for the fiscal year ended December 31, 2006 from the Trust’s annual report filed with the SEC on Form N-CSR on March 2, 2007 are incorporated by reference into this statement of additional information.  The financial statements for the fiscal year ended December 31, 2006 have been audited by [  ], an independent registered public accounting firm, as stated in their report, dated February 16, 2007, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

        ::ODMA\PCDOCS\LEGALDOCS\83427\2

APPENDIX A

RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack the characteristics of desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR’S RATINGS GROUP

AAA:  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA:  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A:  Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B:  Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

FITCH RATINGS

Investment Grade

AAA:  Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:  Very high credit quality.  ‘AA’ ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.  A:  Bonds considered to be investment grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

A:  High credit quality.  ‘A’ ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB:  Good credit quality.  ‘BBB’ ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB:  Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial alternatives can be identified which could assist the obligor satisfying its debt service requirements.

B:  Highly speculative.  ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C:  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A ‘CC’ rating indicates that default of some kind appears probable.  ‘C’ ratings signal imminent default.

DDD, DD, D:  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential (i.e., below 50%).

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Notes:

“+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ category or to categories below ‘CCC’.

‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable, or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

        A-

        ::ODMA\PCDOCS\LEGALDOCS\83427\2

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how a fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available, (1) without charge, upon request, by calling (toll-free) 800-432-1102 x1687; and (2) on the Commission’s website at http://www.sec.gov.

Sun Capital Advisers Trust’s Proxy Voting Policies and Procedures follow:

Sun Capital Advisers Trust
Proxy Voting Policies and Procedures
Definitions.

“Adviser” shall mean Sun Capital Advisers LLC in its capacity as the investment adviser to Sun Capital All Cap Fund and Sun Capital Real Estate Fund; Davis Advisors in its capacity as the investment subadviser to SC Davis Venture Value Fund; OppenheimerFunds, Inc. in its capacity as the investment subadviser to SC Oppenheimer Main Street Small Cap Fund; Pyramis Global Advisors, LLC in its capacity as subadviser to SC FI Large Cap Growth Fund; Wellington Management Company, L.L.P. in its capacity as the investment subadviser to SC Blue Chip Mid Cap Fund; Lord, Abbett & Co. LLC in its capacity as the investment subadviser to SC Lord Abbett Growth & Income Fund; and Goldman Sachs Asset Management, L.P. in its capacity as investment subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund.

“Adviser’s proxy voting policy” shall mean each Adviser’s proxy voting policy to be applied to holdings of the relevant Fund, as amended from time to time and approved by the Board, a current copy of each of which is attached hereto as Exhibits A through E.

“Board” shall mean the Board of Trustees of Sun Capital Advisers Trust.

“Fund” or “Funds” shall mean each series of Sun Capital Advisers Trust.

“Proxy Voting Committee” shall mean each Adviser’s committee or other equivalent body delegated with the responsibility to oversee the Adviser’s proxy voting process.

Adoption of Each Adviser’s Proxy Voting Policy and Delegation.  The provisions of each Adviser’s proxy voting policy are hereby incorporated herein by this reference and adopted as each relevant Fund’s proxy voting policies and procedures.  The Board, on behalf of each Fund, has delegated to the relevant Adviser responsibility for voting all proxies for which the Fund is entitled to vote in accordance with the relevant Adviser’s proxy voting policy, and each Adviser has accepted such delegation.  Each Fund and its delegated Adviser are listed in Appendix A.  The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Limitations on Adviser’s Responsibilities.  Notwithstanding the above delegation of proxy voting authority to an Adviser:

Unjustifiable Costs.  An Adviser may abstain from voting a Fund proxy in a specific instance if in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the Fund of voting.  In accordance with the Adviser’s duties, it shall in appropriate cases weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent.  The Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

(ii)
Board Direction.  Notwithstanding the foregoing delegation to an Adviser, the Board may from time to time direct an Adviser to vote the relevant Fund’s proxies in a manner that is different from the guidelines set forth in the Adviser’s proxy voting policy.  After its receipt of any such direction, the Adviser shall follow such direction for proxies for which the stockholder meeting has not been held and the vote not taken.

Shareblocking.  Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares.  In markets where shareblocking occurs, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting until a proxy has been voted.  Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market.  In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period.  Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote.  Each Adviser may determine whether or not to vote securities that are subject to shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the relevant Fund.

Securities on Loan.  The Funds may participate in securities lending programs to generate additional income.  Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline.  Each Fund’s policy is generally not to vote securities on loan unless the Adviser of the relevant Fund has knowledge of a material voting event that could affect the value of the loaned securities.  In this event, the Adviser may recommend that the Fund instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

Subdelegation.  An Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for proxy voting.  If an Adviser delegates such responsibilities, the Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

Expenses of Proxy Voting.  Each Adviser shall generally bear all expenses associated with voting the relevant Fund’s proxies provided, however, that each Fund may be responsible for certain costs associated with voting proxies of non-U.S. securities.  Each Fund shall be responsible for those costs incurred in order to comply with the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”) or rules adopted thereunder, relating to the compilation and retention of information required to be contained in reports required to be filed on Form N-PX, the preparation and filing of reports on Form N-PX, the preparation, amendment and retention of these policies and communications with shareholders concerning the availability of these procedures and the Fund’s proxy voting record, including the cost of printing and mailing such information as required.

Conflicts of Interest.  Each Adviser has developed procedures for addressing proxy proposals that may present a material conflict between the interests of a Fund on the one hand and the relevant Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”).  Potential conflicts will be assessed on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy.  Each Adviser shall use commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the relevant Adviser’s Proxy Voting Committee actually knew or reasonably should have known of the actual or potential conflict.

Without limiting the generality of the foregoing, each Adviser’s Proxy Voting Committee may resolve a potential conflict in any of the following manners:

If the proposal that gives rise to an actual or potential conflict is specifically addressed in the relevant Adviser’s proxy voting policy, the Adviser may vote the proxy in accordance with the pre-determined policies and guidelines set forth in that proxy voting policy; provided that such pre-determined policies and guidelines involve little or no discretion on the part of the Adviser;

(ii)	The Adviser may disclose the actual or potential conflict to the Board and obtain the Board’s consent before voting in the manner approved by the Board;

The Adviser may engage an independent third-party to determine how the proxy should be voted; or

The Adviser may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

Approval of Material Changes.  Each Adviser shall promptly submit to the Board in writing any material changes to the Adviser’s proxy voting policy.  Unless objected to by the Board within six months after such submission, the Board shall be deemed to have approved the change on the six month anniversary of such submission (unless such change was earlier approved by the Board).

Reports to the Board.  At each quarterly meeting of the Board, each Adviser shall submit a report to the Board describing:

any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board, including but not limited to, information about conflicts of interest relating to the portfolio securities of the relevant Fund; and

(ii)
any proxy votes taken by the Adviser on behalf of the relevant Fund since the last report to the Board which were exceptions from the Adviser’s proxy voting policy and the reasons for any such exceptions.

In addition, no less frequently than annually, each Adviser shall furnish to the Board, and the Board shall consider, a written report describing any recommended changes in existing policies based upon the Adviser’s experience under these Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

Annual Review.  At least annually, the Board shall review these Proxy Voting Policies and Procedures to determine their sufficiency and shall make and approve any changes that it deems necessary from time to time.

Annual Filing.  Each Fund shall file an annual report of each proxy voted with respect to portfolio securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

Disclosures.  Each Fund shall include in its registration statement:

o           A description of these Proxy Voting Policies and Procedures and of the Advisers’ proxy voting policies; and

o           A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Funds’ toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

Each Fund shall include in its annual and semi-annual reports to shareholders:

o           A statement disclosing that a description of the policies and procedures used by or on behalf of the Fund to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling the Funds’ toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

o           A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Funds’ toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

Maintenance of Records.  Each Adviser shall maintain at its principal place of business the proxy records of the relevant Fund in accordance with the requirements and interpretations of the Investment Company Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), except that:

o           each Adviser may, but need not, maintain proxy statements that it receives regarding the relevant Fund’s securities to the extent that such proxy statements are available on the SEC’s EDGAR system; and

o           each Adviser may also rely upon a third party to maintain records required to be maintained under the Advisers Act.

Adopted:  June 23, 2003, as revised [                      ], 2007

Trust’s Proxy Voting Policies’ Appendix A
Fund	Delegated Adviser
Sun Capital All Cap Fund and Sun Capital Real Estate Fund	Sun Capital Advisers LLC*
SC Davis Venture Value Fund	Davis Advisors*
SC Oppenheimer Main Street Small Cap Fund	OppenheimerFunds, Inc.*
SC FI Large Cap Growth Fund	Pyramis Global Advisors, LLC*
SC Blue Chip Mid Cap Fund	Wellington Management Company, LLP
SC Lord Abbett Growth & Income Fund	Lord, Abbett & Co. LLC
SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund	Goldman Sachs Asset Management, L.P.
SC PIMCO High Yield Fund	Pacific Investment Management Company LLC
* This subadviser’s policy is attached as an exhibit to the statement of additional information for the applicable fund.

EXHIBIT A

SUN CAPITAL ADVISERS LLC
Proxy Voting Policies and Procedures
As of June 30, 2003
Sun Capital Advisers LLC (“Sun Capital”) has adopted the following policies and procedures regarding proxy voting for securities held in its clients’ accounts.  Sun Capital believes that these Proxy Voting Policies and Procedures are reasonably designed to ensure that proxies are voted in the best interest of its clients.

Sun Capital takes responsibility for voting proxies for each client that has provided Sun Capital with express written authorization to do so.  In voting proxies on behalf of clients, Sun Capital will cast votes consistent with its fiduciary duty to maximize the economic value of its clients’ investments.

Any questions about these policies and procedures should be directed to the Chief Legal Officer.

Proxy Voting Committee

Sun Capital has a Proxy Voting Committee that is responsible for administering and overseeing the proxy voting process.  The Proxy Voting Committee’s responsibilities include:

o	Developing, maintaining and implementing these Proxy Voting Policies and Procedures
o	Developing and maintaining Proxy Voting Guidelines (attached hereto as Exhibit A) for Sun Capital’s use in casting votes on specific types of proxy proposals
o	Overseeing the proxy voting process, including the identification and resolution of any material conflicts of interest that Sun Capital may encounter in the process
o	Selecting and overseeing any third party vendors retained by Sun Capital to perform proxy review, voting, or recordkeeping services.

The members of the Proxy Voting Committee will include the Chief Investment Officer, the Chief Legal Officer, and such other individuals with portfolio management, administration, or compliance expertise as may be designated from time to time.

Proxy Voting Process

As a general matter, Sun Capital will vote proxies in accordance with the Proxy Voting Guidelines attached hereto as Exhibit A.  However, Sun Capital is not obligated to follow the Proxy Voting Guidelines in every case.  A proxy proposal will receive further review, including a review for potential material conflicts of interest, in circumstances where:

o	The Proxy Voting Guidelines call for a case-by-case analysis of a specific type of proposal presented in a proxy;
o	The Proxy Voting Guidelines do not address a specific type of proposal presented in a proxy; or
o	Sun Capital investment personnel wish to vote differently from the Proxy Voting Guidelines on a specific proposal presented in a proxy.

A client that has provided Sun Capital with express written authorization to vote proxies may from time to time direct Sun Capital to vote its proxies in a manner that is different from the guidelines set forth in Sun Capital’s Proxy Voting Guidelines.  Sun Capital shall follow such client direction for proxies for which the stockholder meeting has not been held and the vote not taken.

In addition, there may be instances in which Sun Capital may be unable to vote or may determine not to vote a proxy on behalf of one or more clients.  Such instances include:

Unjustifiable Costs.  Sun Capital may abstain from voting a proxy in a specific instance if, in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the client of voting.  In accordance with Sun Capital’s duties, it shall in appropriate cases weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent.  Sun Capital’s decision shall take into account the effect that the client’s vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

Shareblocking.  Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares.  In markets where shareblocking occurs, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting until a proxy has been voted.  Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market.  In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period.  Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote.  Accordingly, the Proxy Voting Committee may determine not to vote shares that are subject to shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the client.

Securities on Loan.  Some clients of Sun Capital may participate in securities lending programs to generate additional income.  Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline.  However, efforts to recall loaned securities are not always successful.  Sun Capital’s policy is generally not to vote securities on loan.  If Sun Capital has knowledge of a material voting event that could affect the value of the loaned securities, Sun Capital may recommend that a client instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

Inadequate Information or Immaterial Impact.  Sun Capital may be unable to enter an informed vote in certain circumstances due to inadequate information from the proxy statement or the sponsor of the proxy proposal, and may abstain from voting in those situations.  Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.  In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Sun Capital may determine not to enter a vote.

Identifying and Resolving Material Conflicts of Interest

Sun Capital takes responsibility for identifying and resolving all material proxy-related conflicts of interest in the best interests of the client.  As described under Proxy Voting Process, above, Sun Capital will review proxy proposals where the Proxy Voting Guidelines either require case-by-case analysis or do not address the issues, or where Sun Capital wishes to vote differently from the Proxy Voting Guidelines.  In those instances, a Proxy Reviewer designated by the Proxy Voting Committee shall review the proxy proposals to assess the extent, if any, to which there may be a material conflict between the interests of a client and any of Sun Capital, its affiliates, directors, officers, personnel (and other similar persons).  The Proxy Reviewer shall assess proxy proposals on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy.

If the Proxy Reviewer determines that an actual or potential conflict may exist, the Proxy Reviewer shall promptly report the matter to the Proxy Voting Committee.  The chairman of the Proxy Voting Committee shall determine whether an actual or potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of Sun Capital’s clients (excluding any client that may itself have a potential conflict regarding the matter).  Without limiting the generality of the foregoing, a potential conflict may be resolved in any of the following manners:

Sun Capital may disclose the actual or potential conflict to the client or clients and obtain the client’s written direction as to how to vote the proxy;

Sun Capital may engage an independent third party to determine how the proxy should be voted; or

Sun Capital may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

The Proxy Voting Committee shall establish commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the Proxy Voting Committee actually knew or reasonably should have known of it.

Disclosure

Sun Capital shall provide clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

Upon reasonable written request from a client, Sun Capital shall provide the client with specific information about how it voted proxies for securities held in the client’s account.

Recordkeeping

Sun Capital shall maintain records relating to the implementation of these Proxy Voting Policies and Procedures, including:

o	A copy of these Proxy Voting Policies and Procedures
o	Proxy statements received regarding client securities that are not otherwise available on EDGAR or maintained by a third party
o	A record of each vote cast (which may be maintained by a third party)
o	A copy of any documentation created by Sun Capital that memorializes or was otherwise material to a decision on how to vote a proxy on behalf of a client
o	Each written client request for proxy voting records and Sun Capital’s response to any such client request for such records.

Such records shall be maintained in an easily accessible place for a period of five years, the first two by a Proxy Reviewer designated by the Proxy Voting Committee.

Sun Capital Advisers LLC Voting Guidelines

Composition and Role of the Board of Directors

o	Election of Directors	For
o	Repeal Classified Board	For
o	Adopt Director Tenure/Retirement Age	Against
o	Minimum Stock Ownership by Directors	For
o	Adopt Director & Officer Indemnification	For
o	Allow Special Interest Representation to Board	Against
o	Require Board Independence	For
o	Require Board Committees to be Independent	For
o	Require a Separation of Chair and CEO or Require a Lead Director	For
o	Boards not Amending Policies That are Supported by a Majority of Shareholders	Withhold vote*
* on all Directors seeking election the following year
o	Approve Directors’ Fees	For
o	Approve Bonuses for Retiring Directors	Against
o	Elect Supervisory Board/Corporate Assembly	For
o	Fix Board Size or Designate a Range for Board Size	For
o	Permit Management to Alter Board Size without Shareholder Approval	Against
o	Directors May Be Removed Only For Cause	Against
o	Permit Shareholders to Elect Directors to Fill Board Vacancies	For

Management Compensation

o	Adopt/Amend Stock Option Plans	Case-by-Case
o	Adopt/Amend Employee Stock Purchase Plans	For
o	Eliminate Golden Parachutes	For
o	Expense Future Stock Options	For
o	Shareholder Approval of All Stock Option Plans	For
o	Shareholder Approval of Future Severance Agreements Covering Senior Executives	For
o	Recommend Senior Executives Own and Hold Company Stock, not including Options	For
o	Disclose All Executive Compensation	For
0	Implement a 401(k) Savings Plan for Employees	For

Reporting of Results

o	Approve Financial Statements	For
o	Set Dividends and Allocate Profits	For
o	Limit Non-Audit Services Provided by Auditors	For
o	Ratify Selection of Auditors and Set Their Fees	For
o	Elect Statutory Auditors	For

Shareholder Voting Rights

o	Adopt Cumulative Voting	Against
o	Redeem or Vote on Poison Pill	For
o	Authorize Blank Check Preferred Stock	Against
o	Eliminate Right to Call a Special Meeting	Against
o	Increase Supermajority Vote Requirement	Against
o	Adopt Anti-Greenmail Provision	For
o	Restore Preemptive Rights	Case-by-Case
o	Adopt Confidential Voting	For
o	Approve Unequal Voting Rights	Against
o	Remove Right to Act by Written Consent	Against
o	Approve Binding Shareholder Proposals	Case-by-Case
o	Submit Poison Pill for Shareholder Ratification	For

Capital Structure

o	Increase Authorized Common Stock	Case-by-Case
o	Approve Merger or Acquisition	Case-by-Case
o	Approve Technical Amendments to Charter	Case-by-Case
o	Opt Out of State Takeover Statutes	For
o	Consider Non-Financial Effects of Mergers	Against
o	Authorize Share Repurchase	For
o	Authorize Trade in Company Stock	For
o	Issue Debt Instruments	For
o	Create New Class of Common Stock with Superior Voting Rights	Against
o	Increase Authorized Common Stock for the Explicit Purpose of Implementing a Shareholder Rights Plan (Poison Pill)	Against
o	Implement a Reverse Stock Split when the Number of Authorized Shares will be Proportionately Reduced	For
o	Implement Reverse Stock Split to Avoid Delisting	For

Social Issues

o	Endorse the Ceres Principles	Case-by-Case
o	Disclose Political and PAC Gifts	For
o	Require Adoption of International Labor Organization’s Fair Labor Principles	Case-by-Case

Miscellaneous

o	Approve Other Business	Abstain
o	Approve Reincorporation	Case-by-Case
o	Authorize Management to Adjourn Meeting	Against
o	Change Company Name	For

EXHIBIT B
April 26, 2007

(i)	LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

(A)	INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained Institutional Shareholder Services (“ISS”) to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

(B)	SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account  business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of ISS.

I.  SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

(i)  Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.  We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.  These actions include:

1)	Attending less than 75% of board and committee meetings without a valid excuse.
2)	Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
3)	Failing to act on takeover offers where a majority of shareholders tendered their shares.
4)	Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.
5)	Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal.  We also will generally approve proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis.  The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

(ii)  Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis.  We use ISS for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

1)	The stock’s volatility, to ensure the stock price will not be back in the money over the near term.
2)	Management’s rationale for why the repricing is necessary.
3)	The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.
4)	Other factors, such as the number of participants, term of option, and the value for value exchange.

In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

  Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

B.  Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)	Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)           Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)           Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)           “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•	Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
•	No dead-hand or no-hand pills.
•	Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
•	Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

C.  Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

EXHIBIT C
Goldman Sachs Asset Management, L.P. (“GSAM”)
Proxy Voting Policies and Procedures
GSAM has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which GSAM has voting discretion.  Under the Policy, GSAM’s guiding principles in performing proxy voting are to make decisions that:  (i) favor proposals that tend to maximize a company’s shareholder value; and (ii) are not influenced by conflicts of interest.  These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

The principles and positions reflected in the Policy are designed to guide GSAM in voting proxies, and not necessarily in making investment decisions.  Senior management of GSAM will periodically review the Policy to ensure that it continues to be consistent with GSAM’s guiding principles.

Public Equity Investments.  To implement these guiding principles for investments in publicly-traded equities, GSAM follows proxy voting guidelines (the “Guidelines”) developed by Institutional Shareholder Services (“ISS”), except in certain circumstances, which are generally described below.  The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes.  They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.  Attached as Appendix A hereto is a summary of the Guidelines.

ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines.  While it is GSAM’s policy generally to follow the Guidelines and recommendations from ISS, GSAM’s portfolio management teams (“Portfolio Management Teams”) retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes.  Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest.  In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

In addition to assisting GSAM in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by GSAM to determine whether they are consistent with GSAM’s guiding principles.  ISS also assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services.

GSAM is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS.  GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS.

GSAM has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions.  These procedures include GSAM’s use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS’s recommendations, and the establishment of information barriers between GSAM and other businesses within The Goldman Sachs Group, Inc.

Fixed Income and Private Investments.  Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a fund’s portfolio managers based on their assessment of the particular transactions or other matters at issue.

Appendix A to Exhibit C

2007 ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the ISS proxy voting policy guidelines for 2007.

14.	Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

Tenure of the audit firm
Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
Length of the rotation period advocated in the proposal
Significant audit-related issues
Number of audit committee meetings held each year
Number of financial experts serving on the committee

15.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

Insiders and affiliated outsiders on boards that are not at least majority independent
Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies
Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)
Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.  Additionally, the company should not have underperformed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

16.	Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.  In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

17.	Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE.  Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

18.	Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

19.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

20.	Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.  Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

21.	Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.  Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders
It is not designed to preserve the voting power of an insider or significant shareholder

22.	Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

The plan expressly permits repricing of underwater options without shareholder approval; or

There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on

The company’s most recent three-year burn rate is excessive and is an outlier within its peer group

A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years.  The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K.  To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios.  The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:

Stock ownership guidelines (a minimum of three times the annual cash retainer)
Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
Balanced mix between cash and equity
Non-employee directors should not receive retirement benefits/perquisites
Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

Historic trading patterns
Rationale for the repricing
Value-for-value exchange
Option vesting
Term of the option
Exercise price
Participation
Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR qualified employee stock purchase plans where all of the following apply:

Purchase price is at least 85 percent of fair market value
Offering period is 27 months or less, and
Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR nonqualified plans with all the following features:

Broad-based participation
Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value
No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.  But generally vote FOR shareholder proposals that:

Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

23.	Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

EXHIBIT D

PIMCO

Proxy Voting Policy and Procedures1

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC  (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2  PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.3  These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff.  In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies.  PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.  Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5

Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority.  These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.  Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:  (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients.  If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:

1.           convening an ad-hoc committee to assess and resolve the conflict;6

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client.  However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy.  In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures:  (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO.  The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act.  These records include:  (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO’s proxy voting procedures are described below.  PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process.  IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

1.           Transmit Proxy to PIMCO.  IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

2.           Conflicts of Interest.  PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client.  As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position.  If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s).  However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.           Vote.  The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.

4.           Review.  PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager.  PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5.           Transmittal to Third Parties.  IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider.  IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

6.           Information Barriers.  Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities.  PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate.  Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices.  PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote.  PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients.  The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

Board of Directors

1.           Independence.  PIMCO may consider the following factors when voting on director independence issues:  (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.           Director Tenure and Retirement.  PIMCO may consider the following factors when voting on limiting the term of outside directors:  (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3.           Nominations in Elections.  PIMCO may consider the following factors when voting on uncontested elections:  (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4.           Separation of Chairman and CEO Positions.  PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person:  (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5.           D&O Indemnification and Liability Protection.  PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection:  (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.           Stock Ownership.  PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors:  (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

1           Revised as of May 7, 2007.

2           These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003.  See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

3           These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

4           Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).  If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

5           For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.  For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

6           Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

Proxy Contests and Proxy Contest Defenses

1.           Contested Director Nominations.  PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:  (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2.           Reimbursement for Proxy Solicitation Expenses.  PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses:  (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3.           Ability to Alter the Size of the Board by Shareholders.  PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

4.           Ability to Remove Directors by Shareholders.  PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5.           Cumulative Voting.  PIMCO may consider the following factors when voting on cumulative voting proposals:  (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.

6.           Supermajority Shareholder Requirements.  PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1.           Classified Boards.  PIMCO may consider the following factors when voting on classified boards:  (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2.           Poison Pills.  PIMCO may consider the following factors when voting on poison pills:  (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3.           Fair Price Provisions.  PIMCO may consider the following factors when voting on proposals with respect to fair price provisions:  (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.           Stock Authorizations.  PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2.           Issuance of Preferred Stock.  PIMCO may consider the following factors when voting on the issuance of preferred stock:  (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3.           Stock Splits.  PIMCO may consider the following factors when voting on stock splits:  (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.

4.           Reversed Stock Splits.  PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

1.           Stock Option Plans.  PIMCO may consider the following factors when voting on stock option plans:  (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.
2.           Director Compensation.  PIMCO may consider the following factors when voting on director compensation:  (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.
3.           Golden and Tin Parachutes.  PIMCO may consider the following factors when voting on golden and/or tin parachutes:  (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes.  PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute:  (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

1.           Mergers and Acquisitions.  PIMCO may consider the following factors when voting on a merger and/or acquisition:  (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights.  PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2.           Corporate Restructurings.  With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.  With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset.  With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following:  (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1.           Election of Directors or Trustees.  PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund:  (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2.           Converting Closed-end Fund to Open-end Fund.  PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund:  (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3.           Proxy Contests.  PIMCO may consider the following factors related to a proxy contest:  (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.           Investment Advisory Agreements.  PIMCO may consider the following factors related to approval of an investment advisory agreement:  (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.           Policies Established in Accordance with the 1940 Act.  PIMCO may consider the following factors:  (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.           Changing a Fundamental Restriction to a Non-fundamental Restriction.  PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction:  (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7.           Distribution Agreements.  PIMCO may consider the following when voting on a proposal to approve a distribution agreement:  (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.           Names Rule Proposals.  PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act:  (i)  whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.           Disposition of Assets/Termination/Liquidation.  PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund:  (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10.           Changes to Charter Documents.  PIMCO may consider the following when voting on a proposal to change a fund’s charter documents:  (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.           Changing the Domicile of a Fund.  PIMCO may consider the following when voting on a proposal to change the domicile of a fund:  (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.           Change in Fund’s Subclassification.  PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry:  (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1.  Waivers and Consents.  PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2.  Voting on Chapter 11 Plans of Liquidation or Reorganization.   PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

1.           Such Other Business.  Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.”  PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”:  (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.

2.           Equal Access.  PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3.           Charitable Contributions.  PIMCO may consider the following factors when voting on charitable contributions:  (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4.           Special Interest Issues.  PIMCO may consider the following factors when voting on special interest issues:  (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

*    *    *    *    *

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(a)(1)	Agreement and Declaration of Trust, dated July 13, 1998/1/
(a)(2)	Amendment to the Agreement and Declaration of Trust, dated June 8, 1999/4/
(a)(3)	Amendment to the Agreement and Declaration of Trust, dated December 11, 2003/9/
(a)(4)	Amendment to the Agreement and Declaration of Trust, dated August 16, 2005/13/
(b)(1)	By-Laws, dated July 13, 1998/1/
(b)(2)	Amendment to By-Laws, dated May 15, 2003/13/
(b)(3)	Amendment to By-Laws, dated August 16, 2005/13/
(c)	The Agreement and Declaration of Trust and the Trust’s By-Laws, each as amended and filed as Exhibits (a) and (b) to this Registration Statement, are incorporated by reference herein.
(d)(1)
Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Real Estate Fund/2/

(d)(2)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/13/
(d)(3)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/13/

(d)(4)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/
(d)(5)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/

(d)(6)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital All Cap Fund/13/
(d)(7)
Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Main Street Small Cap Fund (formerly SC Value Small Cap Fund)/13/

(d)(8)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, OppenheimerFunds, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Main Street Small Cap Fund/12/

(d)(9)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC FI Large Cap Growth Fund/14/
(d)(10)
Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pyramis Global Advisors, LLC and Sun Capital Advisers Trust, on behalf of its series, SC FI Large Cap Growth Fund/14/

(d)(11)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund*
(d)(12)
Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Lord, Abbett & Co. LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund*

(d)(13)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund*
(d)(14)
Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund*

(d)(15)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund*
(d)(16)
Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund*

(d)(17)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund*
(d)(18)
Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund*

(e)(1)	Underwriting Agreement/11/
(e)(2)	Revised Schedule A to Underwriting Agreement^
(f)	Not Applicable
(g)(1)	Custody Agreement/3/
(h)(1)	Administration Agreement/3/
(h)(2)	Transfer Agency and Shareholder Service Agreement/3/
(h)(3)	Expense Limitation Agreement/11/
(h)(4)	Amendment No. 1 to Expense Limitation Agreement/11/
(h)(5)	Amendment No. 2 to Expense Limitation Agreement/10/
(h)(6)	Amendment No. 3 to Expense Limitation Agreement/13/
(h)(7)	Amendment No. 4 to Expense Limitation Agreement/14/
(h)(8)	Amendment No. 5 to Expense Limitation Agreement^
(h)(9)	Servicing Agreement/12/
(i)	Opinion and Consent of Counsel/2/
(j)	Consent of Independent Registered Public Accounting Firm^
(k)	Not Applicable
(l)(1)	Share Purchase Agreement for Money Market Fund/2/
(l)(2)	Share Purchase Agreement for Sun Capital Real Estate Fund/2/
(l)(3)	Share Purchase Agreement for Sun Capital Investment Grade Bond Fund/2/
(m)	Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act/11/
(n)	Plan Pursuant to Rule 18f-3 Under the 1940 Act/11/
(o)	Not Applicable
(p)(1)	Code of Ethics of Sun Capital Advisers Trust/10/
(p)(2)	Code of Ethics of Sun Capital Advisers LLC/12/
(p)(3)	Code of Ethics of Wellington Management Company, LLP/10/
(p)(4)	Code of Ethics of Davis Selected Advisers, L.P./10/
(p)(5)	Code of Ethics of OppenheimerFunds, Inc./12/
(p)(6)	Code of Ethics of Pyramis Global Advisors, LLC/12/
(p)(7)	Code of Ethics of Lord, Abbett & Co. LLC*
(p)(8)	Code of Ethics of Goldman Sachs Asset Management, L.P.*
(p)(9)	Code of Ethics of Pacific Investment Management Company LLC*
(q)(1)	Power of Attorney (Anderson, Castellano, Jones, Paddock, Searcy)/12/
(q)(2)	Power of Attorney (Alban)/3/
(q)(3)	Power of Attorney (Driscoll)^

/1/	Filed as an exhibit to Registrant’s Registration Statement on July 15, 1998 and incorporated by reference herein.
/2/	Filed as an exhibit to Pre-Effective Amendment No. 1 on November 5, 1998 and incorporated by reference herein.
/3/	Filed as an exhibit to Post-Effective Amendment No. 1 on April 27, 1999 and incorporated by reference herein.
/4/	Filed as an exhibit to Post-Effective Amendment No. 2 on June 17, 1999 and incorporated by reference herein.
/5/	Filed as an exhibit to Post-Effective Amendment No. 4 on February 16, 2000 and incorporated by reference herein.
/6/	Filed as an exhibit to Post-Effective Amendment No. 8 on November 30, 2001 and incorporated by reference herein.
/7/	Filed as an exhibit to Post-Effective Amendment No. 10 on April 30, 2003 and incorporated by reference herein.
/8/	Filed as an exhibit to Post-Effective Amendment No. 11 on November 23, 2003 and incorporated by reference herein.
/9/	Filed as an exhibit to Post-Effective Amendment No. 12 on April 29, 2004 and incorporated by reference herein.
/10/	Filed as an exhibit to Post-Effective Amendment No. 13 on February 28, 2005 and incorporated by reference herein.
/11/	Filed as an exhibit to Post-Effective Amendment No. 14 on April 29, 2005 and incorporated by reference herein.
/12/	Filed as an exhibit to Post-Effective Amendment No. 15 on February 15, 2006 and incorporated by reference herein.
/13/	Filed as an exhibit to Post-Effective Amendment No. 16 on April 28, 2006 and incorporated by reference herein.
/14/	Filed as an exhibit to Post-Effective Amendment No. 16 on April 30, 2007 and incorporated by reference herein.
*	Filed herewith.
^	To be filed by amendment

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Item 25. INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified in their capacity as such.

Under the Agreement and Declaration of Trust, dated July 13, 1998, as amended from time to time, establishing the Registrant as a Delaware statutory trust, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability to which the trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.  Registrant’s independent trustees are also insured under an independent trustees liability insurance policy for certain liabilities incurred by reason of negligent errors and omissions committed in their capacities as such and not otherwise covered by the errors and omissions policy.  Registrant and Registrant’s independent trustees may be entitled to indemnification from the adviser for liabilities related to certain liquidated funds of the Registrant, provided that such liabilities do not arise from the independent trustees’ willful malfeasance, bad faith, gross negligence or reckless disregard of their duties, and provided that such liabilities are not reimbursed by insurance.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser.

The subadvisory agreement between Sun Capital Advisers LLC and each of Davis Selected Advisors, L.P. and Wellington Management Company LLP provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser’s willful misfeasance, bad faith or negligence generally in the performance of its duties or the reckless disregard of its obligations or duties under the agreement and (b) the adviser’s breach of any duty or warranty under the agreement or any inaccurate representation.  However, the subadvisory agreement does not indemnify the subadviser from liability for losses due to (a) the subadviser’s causing the subadvised fund to violate any federal or state law, rule or regulation or the subadvised fund’s investment policy or restriction, (b) the subadviser’s causing the subadvised fund to fail the diversification requirements set forth in Section 817(h) of Subchapter L of the Internal Revenue Code, or the diversification or source of income requirements of Subchapter M of the Code, or (c) the subadviser’s willful misfeasance, bad faith or negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

The subadvisory agreement between Sun Capital Advisers LLC and OppenheimerFunds, Inc. provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser’s willful misfeasance, bad faith or gross negligence generally in the performance of its duties or the reckless disregard of its obligations or duties under the agreement and (b) the adviser’s breach of any duty or warranty under the agreement or any inaccurate representation.  However, the subadvisory agreement does not indemnify the subadviser from liability for losses due to (a) the subadviser’s causing the subadvised fund to violate any federal or state law, rule or regulation or the subadvised fund’s investment policy or restriction, (b) the subadviser’s causing the subadvised fund to fail the diversification requirements set forth in Section 817(h) of Subchapter L of the Internal Revenue Code, or the diversification or source of income requirements of Subchapter M of the Code, or (c) the subadviser’s willful misfeasance, bad faith or gross negligence generally in  the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

The subadvisory agreement between Sun Capital Advisers LLC and Pyramis Global Advisors, LLC provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations or duties under the agreement and (b) the adviser’s breach of any duty or warranty under the agreement or any inaccurate representation.  However, the subadvisory agreement does not indemnify the subadviser from liability for losses due to the subadviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.  The subadvisory agreement defines gross negligence to include (a) the subadviser’s causing the subadvised fund to be in violation of any investment policy or restriction set forth in that fund’s prospectus or Statement of Additional Information or any written guidelines or instruction provided by the Trust’s Board of Trustees or the adviser; and (b) the subadviser’s causing the subadvised fund to fail to satisfy the asset percentage diversification requirements set forth in Section 817(h) of Subchapter L of the Internal Revenue Code or the source of income and asset percentage diversification requirements set forth in section 851 of Subchapter M of the Code, or, in each case, any successor provision of the Code.

Each subadvisory agreement between Sun Capital Advisers LLC and Goldman Sachs Asset Management, L.P. provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations or duties under the agreement, (b) the adviser’s breach of any duty or warranty under the agreement or any inaccurate representation or (c) the adviser’s causing the applicable subadvised fund to be in violation of any applicable federal or state law, rule or regulation or any applicable investment policy or restriction of the adviser.  However, the subadvisory agreement does not indemnify the subadviser from liability for losses due to the subadviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or its reckless disregard of its duties under the subadvisory agreement.  The subadvisory agreement defines gross negligence to include (a) the subadviser’s causing the subadvised fund to be in violation of any investment policy or restriction set forth in that fund’s prospectus or Statement of Additional Information or any written guidelines or instruction provided by the Trust’s Board of Trustees or the adviser provided that the subadviser acknowledges in writing receipt of such guidelines or instruction; and (b) the subadviser’s causing the subadvised fund to fail to satisfy the asset percentage diversification requirements set forth in Section 817(h) of Subchapter L of the Internal Revenue Code or the source of income and asset percentage diversification requirements set forth in section 851 of Subchapter M of the Code, or, in each case, any successor provision of the Code.

The subadvisory agreement between Sun Capital Advisers LLC and Lord, Abbett & Co. LLC provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations or duties under the agreement and (b) the adviser’s breach of any duty or warranty under the agreement or any inaccurate representation.  However, the subadvisory agreement does not indemnify the subadviser from liability for losses due to the subadviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.  The subadvisory agreement defines gross negligence to include (a) the subadviser’s causing the subadvised fund to be in violation of any investment policy or restriction set forth in that fund’s prospectus or Statement of Additional Information or any written guidelines or instruction provided by the Trust’s Board of Trustees or the adviser; and (b) the subadviser’s causing the subadvised fund to fail to satisfy the asset percentage diversification requirements set forth in Section 817(h) of Subchapter L of the Internal Revenue Code or the source of income and asset percentage diversification requirements set forth in section 851 of Subchapter M of the Code, or, in each case, any successor provision of the Code.

The subadvisory agreement between Sun Capital Advisers LLC and Pacific Investment Management Company LLC provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations or duties under the agreement and (b) the adviser’s breach of any duty or warranty under the agreement or any inaccurate representation.  However, the subadvisory agreement does not indemnify the subadviser from liability for losses due to the subadviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.  The subadvisory agreement defines gross negligence to include (a) the subadviser’s causing the subadvised fund to be in violation of any investment policy or restriction set forth in that fund’s prospectus or Statement of Additional Information or any written guidelines or instruction provided by the Trust’s Board of Trustees or the adviser; and (b) the subadviser’s causing the subadvised fund to fail to satisfy the asset percentage diversification requirements set forth in Section 817(h) of Subchapter L of the Internal Revenue Code or the source of income and asset percentage diversification requirements set forth in section 851 of Subchapter M of the Code, or, in each case, any successor provision of the Code.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant's investment adviser, Sun Capital Advisers LLC, (File No. 801-39938) and the subadvisers to certain of its series, Davis Selected Advisers, L.P. (File No. 801-31648), Goldman Sachs Asset Management, L.P. (File No. 801-37591), Lord, Abbett & Co. LLC (File No. 801-6997), OppenheimerFunds, Inc. (File No. 801-8253), Pacific Investment Management Company LLC (File No. 801-48187), Pyramis Global Advisors, LLC (File No. 801-63658), and Wellington Management Company LLP (File No. 801-15908). The following sections of the Forms ADV of Sun Capital Advisers LLC, Davis Selected Advisers, L.P., Goldman Sachs Asset Management, L.P., Lord, Abbett & Co. LLC, OppenheimerFunds, Inc., Pacific Investment Management Company LLC, Pyramis Global Advisors, LLC, and Wellington Management Company LLP and are incorporated herein by reference: (a) Items 1 and 2 of Part II; and (b) Item 6, Business Background, of Part II, Schedule F.

Item 27. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b)
Name and Principal	Position and Offices	Position and Offices
Business Address*	with Underwriter	with Registrant

Scott Davis	Director	None.
Michele G. VanLeer	Director	None.
Mary M. Fay	Director	None.
Katherine E. Savary	President	None.
Nancy C. Atherton	Assistant Vice President & Tax Officer	None.
Michael S. Bloom	Secretary	None.
William T. Evers	Assistant Vice President and Senior Counsel	None.
Michael L. Gentile	Vice President	None.
Jane F. Jette	Financial/Operations Principal and Treasurer	None.
Alyssa Gair	Assistant Secretary	None.
Kathleen T. Baron	Chief Compliance Officer	None.
Ann B. Teixeira	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Officer
* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant and Sun Capital Advisers LLC, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, Goldman Sachs Asset Management, L.P. at 32 Old Slip, New York, NY 10005, Lord, Abbett & Co. LLC at 90 Hudson Street, Jersey City, NJ 07302-3973, OppenheimerFunds, Inc. at 6801-6803 South Tucson Way, Centennial, Colorado 80112, Pacific Investment Management Company LLC at 840 Newport Center Drive, Newport Beach, CA 92660, Pyramis Global Advisors, LLC at 82 Devonshire Street, Boston, Massachusetts 02109, and Wellington Management Company LLP at 75 State Street, Boston, Massachusetts 02109.  Records relating to the duties of the Registrant's custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. MANAGEMENT SERVICES

Not applicable.

Item 30. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 18 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 2nd day of July, 2007.
SUN CAPITAL ADVISERS TRUST

By: /s/ James M.A. Anderson
--------------------------------
James M.A. Anderson
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 18 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ James M. A. Anderson	Chief Executive Officer	July 2, 2007
James M.A. Anderson	and Trustee

/s/ James F. Alban	Chief Financial Officer	July 2, 2007
James F. Alban

Michael P. Castellano*	Trustee
Michael P. Castellano

Anthony C. Paddock*	Trustee
Anthony C. Paddock

William N. Searcy*	Trustee
William N. Searcy

*By: /s/ James M.A. Anderson		July 2, 2007
James M. A. Anderson
Power of Attorney

Exhibit Index

Exhibit Number	Cross Reference	Exhibit
1.	(d)(11)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund
2.	(d)(12)
Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Lord, Abbett & Co. LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund

3.	(d)(13)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund
4.	(d)(14)
Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund

5.	(d)(15)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund
6.	(d)(16)
Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund

7.	(d)(17)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund
8.	(d)(18)
Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund

9.	(p)(7)	Code of Ethics of Lord, Abbett & Co. LLC
10.	(p)(8)	Code of Ethics of Goldman Sachs Asset Management, L.P.
11.	(p)(9)	Code of Ethics of Pacific Investment Management Company LLC